UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2005, the Fund owned approximately 10.2% of Tax-Managed Value Portfolio’s outstanding interests, approximately 0.5% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 49.0% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 46.8% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests, approximately 53.2% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 64.3% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests and approximately 18.3% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2005 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $97,717,847)	$103,837,549	23.1%
Tax-Managed Value Portfolio (identified cost, $74,678,642)	$96,257,021	21.4%
Tax-Managed Multi-Cap Opportunity Portfolio (identified cost, $63,924,643)	$71,501,905	15.9%
Tax-Managed International Equity Portfolio (identified cost, $57,344,455)	$71,313,889	15.9%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $40,401,809)	$50,485,037	11.3%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $27,864,793)	$30,219,637	6.7%
Tax-Managed Small-Cap Value Portfolio (identified cost, $15,802,408)	$26,242,724	5.8%
Total Investments — 100.1% (identified cost, $377,734,597)	$449,857,762	100.1%
Other Assets, Less Liabilities — (0.1%)	$(291,928)	(0.1)%
Net Assets — 100%	$449,565,834	100.0%

A copy of each Portfolios’ Schedule of Investments is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund  as of July 31, 2005 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2005, the Fund owned approximately 2.8% of Boston Income Portfolio’s outstanding interests, approximately 0.8% of Floating Rate Portfolio’s outstanding interests, and approximately 5.4% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2005 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (identified cost, $48,520,566)	$48,581,751	33.4%
Floating Rate Portfolio (identified cost, $48,399,201)	$48,396,397	33.2%
Government Obligations Portfolio (identified cost, $48,388,932)	$48,210,303	33.1%
Total Investments — 99.7% (identified cost, $145,308,699)	$145,188,451	99.7%
Other Assets, Less Liabilities — 0.3%	$397,640	0.3%
Net Assets — 100%	$145,586,091	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Equity Research Fund                                                                                                      as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 3.0%
General Dynamics Corp.	104	$11,980
Lockheed Martin Corp.	175	10,920
Northrop Grumman Corp.	187	10,369
United Technologies Corp.	302	15,311
		$48,580
Air Freight & Logistics — 0.6%
FedEx Corp.	115	$9,670
Auto Components — 0.7%
Borg-Warner, Inc.	207	$12,041
Banks — 4.8%
Anglo Irish Bank Corp. plc	600	$8,079
Bank of America Corp.	499	21,756
Bank of Nova Scotia (The)	275	9,391
HBOS plc	570	8,663
National City Corp.	135	4,983
Royal Bank of Scotland Group plc (The), ADS, Series F	155	4,612
SunTrust Banks, Inc.	105	7,636
Wells Fargo & Co.	222	13,617
Western Alliance Bancorp. (1)	7	216
		$78,953
Beverages — 2.1%
Anheuser-Busch Cos., Inc.	195	$8,648
Coca Cola Co. (The)	170	7,439
PepsiCo, Inc.	335	18,268
		$34,355
Biotechnology — 2.8%
Abgenix, Inc. (1)	238	$2,468
Amgen, Inc. (1)	276	22,011
CV Therapeutics, Inc. (1)	238	6,704
Genzyme Corp. (1)	155	11,534
MedImmune Inc. (1)	131	3,722
		$46,439
Chemicals — 1.6%
Dow Chemical Co. (The)	160	$7,672
E. I. du Pont de Nemours & Co.	155	6,615
Monsanto Co.	170	11,453
		$25,740

1

Commercial Services & Supplies — 0.7%
Cendant Corp.	300	$6,408
PHH Corp. (1)	15	424
Resources Connection, Inc. (1)	135	4,050
		$10,882
Communications Equipment — 2.3%
Cisco Systems, Inc. (1)	590	$11,299
Corning, Inc. (1)	1,392	26,518
		$37,817
Computers & Business Equipment — 2.1%
Dell, Inc. (1)	182	$7,366
International Business Machines Corp.	256	21,366
Lexmark International, Inc. (1)	91	5,706
		$34,438
Consumer Finance — 1.8%
Student Loan Corp.	137	$29,695
Electrical Equipment — 0.1%
GrafTech International, Ltd. (1)	254	$1,318
Electronics-Semiconductors — 5.7%
Altera Corp. (1)	264	$5,774
Analog Devices, Inc.	363	14,230
Applied Materials, Inc.	476	8,787
Broadcom Corp., Class A (1)	70	2,994
Intel Corp.	500	13,570
Lam Research Corp. (1)	45	1,280
Linear Technology Corp.	250	9,715
Marvell Technology Group, Ltd. (1)	142	6,204
Maxim Integrated Products, Inc.	257	10,761
Microchip Technology, Inc.	260	8,078
Silicon Laboratories, Inc. (1)	142	4,156
Texas Instruments Inc.	269	8,543
		$94,092
Energy Equipment & Services — 2.2%
Halliburton Co.	433	$24,270
Transocean Inc. (1)	198	11,173
		$35,443
Financial Services-Diversified — 1.8%
Citigroup, Inc.	686	$29,841
Food Products — 1.7%
Nestle SA, ADR	401	$27,575

2

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	196	$7,697
Immucor, Inc. (1)	25	687
Medtronic, Inc.	124	6,689
Thoratec Corp. (1)	202	3,337
Zimmer Holdings, Inc. (1)	78	6,424
		$24,834
Health Care Services — 3.6%
Aetna, Inc.	140	$10,836
AmerisourceBergen Corp.	102	7,323
Caremark Rx, Inc. (1)	457	20,373
HCA Inc.	163	8,028
WebMD Corp. (1)	321	3,406
WellPoint, Inc. (1)	130	9,196
		$59,162
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	232	$12,157
Harrah’s Entertainment, Inc.	51	4,016
McDonald’s Corp.	254	7,917
		$24,090
Household Durables — 0.8%
D. R. Horton, Inc.	225	$9,243
Ryland Group, Inc., (The)	57	4,606
		$13,849
Household Products — 1.0%
Procter & Gamble Co.	284	$15,799
Industrial Conglomerates — 3.1%
General Electric Co.	891	$30,739
Tyco International Ltd.	664	20,232
		$50,971
Insurance — 4.0%
AFLAC Inc.	248	$11,185
Allstate Corp., (The)	113	6,922
Berkshire Hathaway, Inc., Class B (1)	5	13,910
First American Corp., (The)	195	8,570
MetLife, Inc.	159	7,813
Progressive Corp.	111	11,066
Stewart Information Services Corp.	95	4,471
XL Capital Ltd., Class A	36	2,586
		$66,523
Internet Software & Services — 0.5%
Google Inc., Class A (1)	28	$8,057

3

Investment Services — 3.7%
Affiliated Managers Group, Inc. (1)	111	$7,914
Goldman Sachs Group, Inc.	124	13,328
Legg Mason, Inc.	96	9,806
Lehman Brothers Holdings Inc.	127	13,352
Merrill Lynch & Co., Inc.	273	16,047
		$60,447
IT Consulting & Services — 1.2%
CheckFree Corp. (1)	100	$3,386
Euronet Worldwide, Inc. (1)	140	4,118
MoneyGram International, Inc.	195	4,103
Paychex, Inc.	240	8,378
		$19,985
Machinery — 2.7%
Caterpillar Inc.	224	$12,076
Danaher Corp.	272	15,082
Deere & Co.	239	17,574
		$44,732
Media — 3.0%
Getty Images, Inc. (1)	100	$8,075
McGraw-Hill Companies, Inc., (The)	354	16,288
Omnicom Group, Inc.	67	5,686
Time Warner Inc.	725	12,340
Viacom, Inc., Class B	194	6,497
		$48,886
Metals & Mining — 1.9%
Alcan Inc.	95	$3,209
Companhia Vale do Rio Doce, ADR	258	8,400
Goldcorp Inc.	390	6,341
Inco Ltd.	134	5,491
Novelis Inc.	19	528
Teck Cominco Ltd., Class B	184	7,027
		$30,996
Oil & Gas — 7.3%
Amerada Hess Corp.	101	$11,904
BP PLC, ADS	141	9,289
ConocoPhillips	263	16,461
Exxon Mobil Corp.	406	23,852
Marathon Oil Corp.	135	7,879
Statoil ASA, ADR	228	4,950
Total SA, ADR	129	16,125

4

Valero Energy Corp.	80	$6,622
Williams Cos., Inc. (The)	1,095	23,258
		$120,340
Paper & Forest Products — 0.5%
Weyerhaeuser Co.	131	$9,036
Personal Products — 2.2%
Estee Lauder Cos., Class A	319	$12,486
Gillette Co.	429	23,024
		$35,510
Pharmaceuticals — 4.7%
Johnson & Johnson Co.	322	$20,595
King Pharmaceuticals, Inc. (1)	232	2,587
Lilly (Eli) & Co.	82	4,618
Pfizer, Inc.	1,065	28,222
Sepracor, Inc. (1)	125	6,544
Wyeth	329	15,052
		$77,618
Real Estate — 0.2%
Simon Property Group, Inc.	51	$4,067
Retail-Food & Staples — 3.0%
Walgreen Co.	390	$18,665
Wal-Mart Stores, Inc.	634	31,288
		$49,953
Retail-Multiline — 0.5%
Target Corp.	139	$8,166
Retail-Specialty — 2.8%
Abercrombie & Fitch Co., Class A	203	$14,626
Bed Bath & Beyond Inc. (1)	185	8,491
Best Buy Co., Inc.	110	8,426
Home Depot, Inc.	347	15,098
		$46,641
Software Services — 3.3%
Magma Design Automation, Inc. (1)	320	$3,072
Microsoft Corp.	1,097	28,094
Oracle Corp. (1)	1,139	15,468
Symantec Corp. (1)	360	7,909
		$54,543
Telecommunication Services-Diversified — 1.0%
Citizens Communications Co.	1,296	$17,029
Telecommunication Services-Wireless — 1.8%
Vodafone Group PLC, ADS	1,120	$28,930

5

Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	95	$7,961
Polo Ralph Lauren Corp., Class A	95	4,678
		$12,639
Thrifts & Mortgage Finance— 1.8%
Countrywide Financial Corp.	630	$22,680
Doral Financial Corp.	142	2,191
Northern Rock PLC	255	3,650
R & G Financial Corp., Class B	116	1,833
		$30,354
Tobacco — 1.2%
Altria Group, Inc.	285	$19,084
Utilities-Electric — 3.1%
Entergy Corp.	150	$11,691
Exelon Corp.	210	11,239
TXU Corp.	334	28,938
		$51,868
Total Common Stocks (identified cost $1,359,037)		$1,590,988
Total Investments — 96.7% (identified cost $1,359,037)		$1,590,988
Other Assets, Less Liabilities — 3.3%		$53,680
Net Assets — 100.0%		$1,644,668

(1)		Non-income producing security.
ADR	—	American Depository Receipt
ADS	—	American Depository Share

The fund did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,359,037
Gross unrealized appreciation	$259,435
Gross unrealized depreciation	(27,484)
Net unrealized appreciation	$231,951

The net unrealized appreciation on foreign currency at July 31, 2005 on a federal income tax basis was $19.

6

Eaton Vance Floating-Rate Fund as of July 31, 2005 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $4,327,581,762 and the Fund owned approximately 67.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of July 31, 2005 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2005, the Fund owned approximately 26.0% of Floating Rate Portfolio’s outstanding interests and approximately 20.9% of High Income Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2005 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,653,192,665)	$1,660,623,261	87.7%
High Income Portfolio (identified cost, $239,425,258)	$243,333,001	12.8%
Total Investments — 100.5% (identified cost, $1,892,617,923)	$1,903,956,262	100.5%
Other Assets, Less Liabilities	$(9,983,079)	(0.5)%
Net Assets — 100%	$1,893,973,183	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at July 31, 2005 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio                                                                                                                             as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 96.9% (1)

Principal Amount	Borrower/Tranche Description		Value
	Aerospace and Defense — 1.6%
	Alliant Tech Systems, Inc.
$4,299,750	Term Loan, 4.66%, Maturing March 31, 2009		$4,315,874
	CACI International, Inc.
9,312,150	Term Loan, 4.96%, Maturing May 3, 2011		9,422,732
	Ceradyne, Inc.
7,667,013	Term Loan, 5.63%, Maturing August 18, 2011		7,772,434
	DRS Technologies, Inc.
8,133,824	Term Loan, 5.20%, Maturing November 4, 2010		8,221,515
	Hexcel Corp.
10,960,222	Term Loan, 5.26%, Maturing March 1, 2012		11,105,785
	K&F Industries, Inc.
9,992,100	Term Loan, 6.04%, Maturing November 18, 2012		10,143,231
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 5.72%, Maturing August 24, 2012		9,493,114
	Transdigm, Inc.
16,674,444	Term Loan, 5.80%, Maturing July 22, 2010		16,945,403
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 5.02%, Maturing December 22, 2010		4,060,000
7,638,882	Term Loan, 5.99%, Maturing December 22, 2011		7,768,743
	Wam Aquisition, S.A.
4,714,710	Term Loan, 6.08%, Maturing April 8, 2013		4,684,064
4,714,710	Term Loan, 6.58%, Maturing April 8, 2014		4,700,566
	Wyle Laboratories, Inc.
4,503,713	Term Loan, 5.96%, Maturing January 28, 2011		4,578,307
			$103,211,768
	Air Transport — 0.3%
	United Airlines, Inc.
16,103,166	DIP Loan, 7.96%, Maturing December 31, 2005		16,294,391
			$16,294,391
	Automotive — 4.3%
	AA Acquisitions Co., Ltd.
1,500,000	Term Loan, 7.40%, Maturing June 25, 2012	GBP	2,663,580
1,500,000	Term Loan, 7.90%, Maturing June 25, 2013	GBP	2,674,210
	Accuride Corp.
15,121,292	Term Loan, 5.65%, Maturing January 31, 2012		15,267,787
	Affina Group, Inc.
6,026,715	Term Loan, 6.40%, Maturing November 30, 2011		6,058,735
	Collins & Aikman Products Co.
500,000	Revolving Loan, 9.75%, Maturing December 31, 2005		413,125
11,477,121	Term Loan, 7.94%, Maturing August 31, 2011		9,435,835

	CSA Acquisition Corp.
$4,710,501	Term Loan, 5.50%, Maturing December 23, 2011		$4,716,389
4,000,563	Term Loan, 5.50%, Maturing December 23, 2011		4,005,564
	Dayco Products, LLC
12,559,598	Term Loan, 6.43%, Maturing June 23, 2011		12,673,426
	Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011 (2)		2,462,500
3,718,000	Term Loan, 6.78%, Maturing May 3, 2011		3,764,475
	Exide Technologies
3,441,841	Term Loan, 6.81%, Maturing May 5, 2010		3,390,213
2,533,703	Term Loan, 8.56%, Maturing May 5, 2010		2,541,621
	Federal-Mogul Corp.
5,000,000	Revolving Loan, 5.24%, Maturing December 31, 2005 (2)		4,561,250
4,108,827	Term Loan, 5.74%, Maturing December 31, 2005		3,776,271
6,000,000	Term Loan, 5.99%, Maturing December 31, 2005		5,517,858
5,137,364	Term Loan, 7.24%, Maturing December 31, 2005		5,150,207
12,795,732	Revolving Loan, 7.24%, Maturing December 31, 2005 (2)		12,843,716
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)		12,951,250
5,890,000	Term Loan, 4.67%, Maturing April 30, 2010		5,936,278
19,720,000	Term Loan, 6.32%, Maturing April 30, 2010		19,901,799
1,000,000	Term Loan, 7.07%, Maturing March 1, 2011		996,339
	HLI Operating Co., Inc.
9,096,158	Term Loan, 6.77%, Maturing June 3, 2009		9,196,215
6,550,000	Term Loan, 8.92%, Maturing June 3, 2010		6,648,250
	Insurance Auto Auctions, Inc.
2,485,000	Term Loan, 8.00%, Maturing May 19, 2012		2,522,275
	Key Automotive Group
5,213,703	Term Loan, 6.34%, Maturing June 29, 2010		5,239,771
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.36%, Maturing October 30, 2009		11,675,224
	Metaldyne Corp.
8,476,829	Term Loan, 8.02%, Maturing December 31, 2009		8,358,153
	Plastech Engineered Products, Inc.
2,696,931	Term Loan, 8.24%, Maturing March 31, 2010		2,567,478
	R.J. Tower Corp.
1,000,000	DIP Loan, 6.63%, Maturing February 2, 2007		1,013,646
6,120,000	DIP Revolving Loan, 7.12%, Maturing February 2, 2007 (2)		6,108,525
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 5.54%, Maturing December 12, 2009		12,028,764
4,505,755	Term Loan, 5.59%, Maturing December 12, 2010		4,569,588
	The Goodyear Dunlop Tires
1,000,000	Term Loan, 4.49%, Maturing April 30, 2010	EUR	1,217,434
	TI Automotive, Ltd.
7,547,855	Term Loan, 6.91%, Maturing June 30, 2011		7,396,898

	Trimas Corp.
$8,468,960	Term Loan, 6.90%, Maturing December 31, 2009	$8,543,063
	TRW Automotive, Inc.
14,029,500	Term Loan, 4.94%, Maturing October 31, 2010	14,131,214
21,158,103	Term Loan, 5.25%, Maturing June 30, 2012	21,398,332
	United Components, Inc.
7,108,157	Term Loan, 5.75%, Maturing June 30, 2010	7,225,890
		$271,543,148
	Beverage and Tobacco — 1.4%
	Alliance One International, Inc.
5,536,125	Term Loan, 6.73%, Maturing May 13, 2010	5,643,387
	Constellation Brands, Inc.
32,799,860	Term Loan, 5.30%, Maturing November 30, 2011	33,348,798
	Culligan International Co.
7,650,000	Term Loan, 5.88%, Maturing September 30, 2011	7,759,969
	National Dairy Holdings, L.P.
8,448,825	Term Loan, 5.49%, Maturing March 15, 2012	8,570,277
	National Distribution Company
5,380,000	Term Loan, 9.96%, Maturing June 22, 2010	5,393,450
	Southern Wine & Spirits of America
23,509,295	Term Loan, 4.99%, Maturing May 31, 2012	23,719,892
	Sunny Delight Beverages Co.
1,811,640	Term Loan, 7.54%, Maturing August 20, 2010	1,825,227
		$86,261,000
	Building and Development — 8.1%
	401 North Wabash Venture, LLC
9,500,000	Term Loan, 0.00%, Maturing May 7, 2008 (2)	9,476,250
	AIMCO Properties, L.P.
8,875,000	Term Loan, 5.16%, Maturing November 2, 2009	8,980,391
29,843,750	Term Loan, 5.21%, Maturing November 2, 2009	30,300,747
	Biomed Realty, L.P.
21,175,000	Term Loan, 5.59%, Maturing May 31, 2010	21,201,469
	Contech Construction Products, Inc.
2,469,115	Term Loan, 5.87%, Maturing December 7, 2010	2,504,608
	Custom Building Products, Inc.
4,099,713	Term Loan, 5.74%, Maturing October 29, 2011	4,127,898
	DMB / CHII, LLC
1,653,710	Term Loan, 5.79%, Maturing March 3, 2007	1,657,844
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.99%, Maturing December 1, 2009 (2)	12,015,000
	Formica Corp.
1,067,358	Term Loan, 8.43%, Maturing June 10, 2010	1,072,694
1,322,761	Term Loan, 8.43%, Maturing June 10, 2010	1,329,375

$2,586,512	Term Loan, 8.43%, Maturing June 10, 2010	$2,599,444
3,753,698	Term Loan, 8.44%, Maturing June 10, 2010	3,772,466
	FT-FIN Acquisition, LLC
7,140,190	Term Loan, 7.88%, Maturing November 17, 2007	7,158,041
	General Growth Properties, Inc.
5,465,418	Term Loan, 5.59%, Maturing November 12, 2007	5,522,805
53,918,342	Term Loan, 5.49%, Maturing November 12, 2008	54,684,413
	Hovstone Holdings, LLC
8,520,000	Term Loan, 5.59%, Maturing February 28, 2009	8,541,300
	Landsource Communities, LLC
18,000,000	Term Loan, 5.94%, Maturing March 31, 2010	18,095,634
	LNR Property Corp.
33,711,829	Term Loan, 6.21%, Maturing February 3, 2008	34,063,983
	LNR Property Holdings
5,650,000	Term Loan, 7.71%, Maturing February 3, 2008	5,632,344
	MAAX Corp.
6,589,719	Term Loan, 5.99%, Maturing June 4, 2011	6,606,193
	Mueller Group, Inc.
4,500,000	Revolving Loan, 0.00%, Maturing April 23, 2011 (2)	4,483,125
14,511,265	Term Loan, 6.21%, Maturing April 23, 2011	14,638,239
	NCI Building Systems, Inc.
9,039,542	Term Loan, 5.41%, Maturing June 18, 2010	9,146,887
	Newkirk Master, L.P.
11,983,092	Term Loan, 7.95%, Maturing November 24, 2006	11,990,581
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.99%, Maturing May 25, 2006	5,415,123
2,833,333	Term Loan, 9.49%, Maturing May 25, 2006	2,840,417
	Nortek, Inc.
21,378,438	Term Loan, 5.92%, Maturing August 27, 2011	21,592,222
	Panolam Industries Holdings, Inc.
6,727,012	Term Loan, 6.56%, Maturing December 3, 2010	6,777,464
	Ply Gem Industries, Inc.
3,345,832	Term Loan, 5.60%, Maturing February 12, 2011	3,354,197
1,307,026	Term Loan, 6.16%, Maturing February 12, 2011	1,310,294
8,895,111	Term Loan, 6.16%, Maturing February 12, 2011	8,917,349
	Shea Mountain House, LLC
3,000,000	Term Loan, 5.27%, Maturing May 11, 2010	3,011,250
	South Edge, LLC
4,455,357	Term Loan, 5.31%, Maturing October 31, 2007	4,476,707
10,794,643	Term Loan, 5.56%, Maturing October 31, 2009	10,902,589
	St. Marys Cement, Inc.
16,179,472	Term Loan, 5.49%, Maturing December 4, 2010	16,331,155
	Stile Acquisition Corp.
19,904,820	Term Loan, 5.66%, Maturing April 6, 2013	19,979,463
	Stile U.S. Acquisition Corp.
19,935,330	Term Loan, 5.66%, Maturing April 6, 2013	20,010,088

	Sugarloaf Mills, L.P.
$12,000,000	Term Loan, 5.19%, Maturing April 7, 2007	$12,060,000
5,975,000	Term Loan, 6.34%, Maturing April 7, 2007	5,975,000
	Sunstone Hotel Partnership, LLC
10,000,000	Term Loan, 7.50%, Maturing October 26, 2007 (2)	9,900,000
3,710,247	Term Loan, 5.74%, Maturing October 26, 2008	3,710,247
	The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 5.69%, Maturing April 25, 2006 (2)	10,900,000
9,310,000	Term Loan, 4.89%, Maturing July 30, 2007	9,321,637
11,280,000	Term Loan, 6.75%, Maturing April 25, 2010	11,322,300
	The Woodlands Community Property Co.
9,888,000	Term Loan, 5.59%, Maturing November 30, 2007	9,949,800
4,090,000	Term Loan, 7.59%, Maturing November 30, 2007	4,151,350
	Tousa / Kolter, LLC
12,620,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	12,683,100
	Tower Financing, LLC
7,300,000	Term Loan, 6.94%, Maturing April 8, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 5.34%, Maturing April 8, 2010	5,746,312
	Whitehall Street Real Estate, L.P.
8,722,842	Term Loan, 7.24%, Maturing September 11, 2006 (3)	8,863,279
		$516,412,199
	Business Equipment and Services — 2.5%
	Allied Security Holdings, LLC
8,125,595	Term Loan, 7.24%, Maturing June 30, 2010	8,267,793
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.71%, Maturing May 6, 2011 (2)	10,692,000
4,650,000	Term Loan, 10.16%, Maturing May 6, 2011	4,696,500
	Buhrmann US, Inc.
10,916,230	Term Loan, 5.82%, Maturing December 31, 2010	11,120,909
	DynCorp International, LLC
8,114,663	Term Loan, 6.06%, Maturing February 11, 2011	8,217,784
	Global Imaging Systems, Inc.
8,586,380	Term Loan, 4.92%, Maturing May 10, 2010	8,653,465
	Info USA, Inc.
4,832,589	Term Loan, 5.99%, Maturing March 25, 2009	4,844,671
2,681,500	Term Loan, 6.24%, Maturing June 9, 2010	2,688,204
	Iron Mountain, Inc.
19,967,335	Term Loan, 5.13%, Maturing April 2, 2011	20,184,480
25,372,500	Term Loan, 5.16%, Maturing April 2, 2011	25,663,218
	Language Line, Inc.
12,103,393	Term Loan, 7.90%, Maturing June 11, 2011	12,260,362
	Mitchell International, Inc.
5,541,485	Term Loan, 6.24%, Maturing August 13, 2011	5,629,806
	Protection One, Inc.
7,200,400	Term Loan, 5.30%, Maturing April 18, 2011	7,299,405

	Quintiles Transnational Corp.
$14,335,547	Term Loan, 5.24%, Maturing September 25, 2009		$14,416,185
	Transaction Network Services, Inc.
7,905,188	Term Loan, 5.41%, Maturing May 4, 2012		7,944,714
	Western Inventory Services
1,577,103	Term Loan, 6.02%, Maturing March 31, 2011		1,588,931
1,748,807	Term Loan, 6.45%, Maturing March 31, 2011		1,761,923
1,000,000	Term Loan, 10.23%, Maturing October 14, 2011		1,008,750
	Williams Scotsman, Inc.
5,250,000	Term Loan, 5.98%, Maturing June 27, 2010		5,318,906
			$162,258,006
	Cable and Satellite Television — 4.4%
	Adelphia Communications Corp.
21,356,806	DIP Loan, 5.38%, Maturing March 31, 2006		21,440,225
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 6.11%, Maturing September 1, 2011		10,109,988
	Bragg Communication, Inc.
7,666,329	Term Loan, 5.82%, Maturing August 31, 2011		7,757,366
	Bresnan Communications, LLC
3,312,528	Term Loan, 7.21%, Maturing September 30, 2009		3,361,182
3,000,000	Term Loan, 6.89%, Maturing September 30, 2010		3,053,625
	Canadian Cable Aquisition
6,618,150	Term Loan, 6.49%, Maturing July 30, 2011		6,719,494
	Cebridge Connections, Inc.
5,233,750	Term Loan, 6.61%, Maturing February 23, 2009		5,253,377
	Charter Communications Operating, LLC
11,985,100	Term Loan, 6.68%, Maturing April 27, 2010		11,900,029
60,656,077	Term Loan, 6.93%, Maturing April 27, 2011		60,493,579
	EWT Elektro & Nachrichtentech
3,500,000	Term Loan, 5.11%, Maturing November 30, 2012	EUR	4,251,275
	Iesy Hessen GmbH and Co., KG
4,500,000	Term Loan, 4.88%, Maturing February 14, 2013	EUR	5,465,925
	Insight Midwest Holdings, LLC
24,048,849	Term Loan, 5.63%, Maturing December 31, 2009		24,048,849
	MCC Iowa, LLC
2,464,500	Term Loan, 4.72%, Maturing March 31, 2010		2,453,102
9,897,706	Term Loan, 5.44%, Maturing February 3, 2014		10,028,989
	Mediacom Illinois, LLC
2,000,000	Term Loan, 4.68%, Maturing September 30, 2012		1,985,714
16,367,750	Term Loan, 5.72%, Maturing March 31, 2013		16,614,396

	NTL, Inc.
$11,300,000	Term Loan, 6.41%, Maturing April 13, 2012		$11,413,475
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)		4,987,500
15,162,587	Term Loan, 6.13%, Maturing March 31, 2012		15,321,794
	Telewest Global Finance, LLC
2,915,000	Term Loan, 5.39%, Maturing December 22, 2012		2,936,862
2,225,000	Term Loan, 5.89%, Maturing December 22, 2013		2,237,829
	UGS Corp.
27,290,250	Term Loan, 5.49%, Maturing March 31, 2012		27,699,604
	UPC Broadband Holdings B.V.
4,000,000	Term Loan, 4.86%, Maturing September 30, 2012	EUR	4,818,517
13,090,000	Term Loan, 6.25%, Maturing September 30, 2012		13,199,079
			$277,551,775
	Chemicals and Plastics — 4.6%
	Brenntag AG
16,680,000	Term Loan, 5.88%, Maturing December 9, 2011		16,891,836
1,423,099	Term Loan, 5.44%, Maturing December 9, 2012	EUR	1,745,597
	Carmeuse Lime, Inc.
6,961,875	Term Loan, 5.50%, Maturing May 2, 2011		7,014,089
	Celanese AG
7,250,000	Term Loan, 3.34%, Maturing June 4, 2011		7,380,275
	Celanese Holdings, LLC
25,323,396	Term Loan, 5.74%, Maturing April 6, 2011		25,790,309
	Hercules, Inc.
8,522,838	Term Loan, 5.31%, Maturing October 8, 2010		8,636,831
	Hexion Specialty Chemicals, Inc.
3,437,726	Term Loan, 3.16%, Maturing May 31, 2012		3,480,698
6,804,191	Term Loan, 5.88%, Maturing May 31, 2012		6,889,243
9,396,264	Term Loan, 5.88%, Maturing May 31, 2012		9,513,717
	Huntsman International, LLC
19,971,895	Term Loan, 5.75%, Maturing December 31, 2010		20,034,307
	Huntsman, LLC
10,230,769	Term Loan, 6.40%, Maturing March 31, 2010		10,269,135
	Innophos, Inc.
13,241,587	Term Loan, 5.55%, Maturing August 13, 2010		13,376,757
	Invista B.V.
14,803,412	Term Loan, 5.75%, Maturing April 29, 2011		15,053,219
6,422,707	Term Loan, 5.75%, Maturing April 29, 2011		6,531,090
	ISP Chemco, Inc.
12,516,563	Term Loan, 5.46%, Maturing March 27, 2011		12,673,020
	Kraton Polymer
10,732,852	Term Loan, 6.28%, Maturing December 23, 2010		10,907,261
	Mosaic Co.
12,064,763	Term Loan, 5.22%, Maturing February 21, 2012		12,232,535

	Nalco Co.
$3,272,971	Term Loan, 6.22%, Maturing November 4, 2009		$3,320,020
33,306,320	Term Loan, 5.65%, Maturing November 4, 2010		33,899,605
	Niagara Acquisition, Inc.
8,473,763	Term Loan, 5.50%, Maturing February 11, 2012		8,577,041
	Professional Paint, Inc.
3,259,342	Term Loan, 6.80%, Maturing September 30, 2011		3,308,232
	Rockwood Specialties Group, Inc.
3,362,530	Term Loan, 4.63%, Maturing July 30, 2011	EUR	4,074,723
25,795,375	Term Loan, 5.93%, Maturing December 10, 2012		26,257,551
	Solo Cup Co.
19,769,891	Term Loan, 5.40%, Maturing February 27, 2011		20,021,957
	Wellman, Inc.
6,250,000	Term Loan, 7.21%, Maturing February 10, 2009		6,375,000
	Westlake Chemical Corp.
293,750	Term Loan, 5.81%, Maturing July 31, 2010		296,688
			$294,550,736
	Clothing / Textiles — 0.6%
	Propex Fabrics, Inc.
11,252,796	Term Loan, 5.74%, Maturing December 31, 2011		11,266,862
	SI Corp.
3,000,000	Revolving Loan, 0.00%, Maturing December 2, 2009 (2)		2,895,000
9,081,375	Term Loan, 7.49%, Maturing December 9, 2009		9,149,485
	St. John Knits International, Inc.
5,187,000	Term Loan, 6.00%, Maturing March 23, 2012		5,248,596
	The William Carter Co.
6,350,000	Term Loan, 5.24%, Maturing July 14, 2012		6,447,238
			$35,007,181
	Conglomerates — 2.1%
	Amsted Industries, Inc.
18,980,342	Term Loan, 6.12%, Maturing October 15, 2010		19,233,407
	Blount, Inc.
6,832,498	Term Loan, 5.98%, Maturing August 9, 2010		6,934,985
	Euramax International, Inc.
4,910,000	Term Loan, 5.88%, Maturing June 28, 2012		4,992,856
1,107,143	Term Loan, 5.88%, Maturing June 29, 2012	GBP	1,982,129
	Gentek, Inc.
5,491,238	Term Loan, 5.97%, Maturing February 25, 2011		5,512,516
	Goodman Global Holdings, Inc.
10,482,325	Term Loan, 5.88%, Maturing December 23, 2011		10,642,841
	Johnson Diversey, Inc.
10,809,825	Term Loan, 4.90%, Maturing November 30, 2009		10,919,610
11,590,000	Term Loan, 4.96%, Maturing November 30, 2009		11,713,144

	Penn Engineering & Manufacturing Corp.
$3,500,000	Term Loan, 5.97%, Maturing May 25, 2011		$3,535,000
	Polymer Group, Inc.
13,066,667	Term Loan, 6.73%, Maturing April 27, 2010		13,322,551
2,500,000	Term Loan, 9.73%, Maturing April 27, 2011		2,558,333
	PP Acquisition Corp.
17,674,429	Term Loan, 5.74%, Maturing November 12, 2011		17,799,617
	Rexnord Corp.
7,475,443	Term Loan, 6.80%, Maturing December 31, 2011		7,579,785
8,741,544	Term Loan, 6.80%, Maturing December 31, 2011		8,863,558
	Roper Industries, Inc.
9,916,291	Term Loan, 4.64%, Maturing December 13, 2009		9,965,872
			$135,556,204
	Containers and Glass Products — 3.7%
	Ball Corp.
2,172,948	Term Loan, 4.49%, Maturing December 31, 2009		2,167,516
5,571,755	Term Loan, 4.49%, Maturing December 31, 2009		5,602,516
	Berry Plastics Corp.
28,818,615	Term Loan, 5.60%, Maturing June 30, 2010		29,301,327
	BWAY Corp.
8,392,908	Term Loan, 5.75%, Maturing June 30, 2011		8,522,737
	Consolidated Container Holding
5,568,750	Term Loan, 6.69%, Maturing December 15, 2008		5,641,840
	Dr. Pepper / Seven Up Bottling
25,929,102	Term Loan, 5.35%, Maturing December 19, 2010		26,324,521
	Graham Packaging Holdings Co.
30,581,325	Term Loan, 6.03%, Maturing October 7, 2011		31,094,204
1,500,000	Term Loan, 7.75%, Maturing April 7, 2012		1,547,187
	Graphic Packaging International, Inc.
5,500,000	Revolving Loan, 6.50%, Maturing August 8, 2007 (2)		5,364,794
39,048,604	Term Loan, 6.03%, Maturing August 8, 2009		39,622,150
	IPG (US), Inc.
10,470,875	Term Loan, 5.72%, Maturing July 28, 2011		10,662,837
	Kranson Industries, Inc.
4,108,500	Term Loan, 6.24%, Maturing July 30, 2011		4,159,856
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.12%, Maturing April 1, 2007		3,805,184
4,073,548	Term Loan, 5.19%, Maturing April 1, 2007		4,115,982
6,619,164	Term Loan, 3.86%, Maturing April 1, 2008	EUR	8,115,342
725,064	Term Loan, 5.27%, Maturing April 1, 2008		731,861
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 3.09%, Maturing November 1, 2010		3,279,913
10,676,562	Term Loan, 5.38%, Maturing November 1, 2011		10,853,397
28,235,723	Term Loan, 5.47%, Maturing November 1, 2011		28,703,391

	U.S. Can Corp.
$7,848,150	Term Loan, 7.65%, Maturing January 15, 2010	$7,887,391
		$237,503,946
	Cosmetics / Toiletries — 0.8%
	American Safety Razor Co.
4,598,475	Term Loan, 6.01%, Maturing February 28, 2012	4,655,956
	Church & Dwight Co., Inc.
20,821,560	Term Loan, 5.24%, Maturing May 30, 2011	21,064,486
	Prestige Brands, Inc.
15,791,744	Term Loan, 5.38%, Maturing April 7, 2011	15,962,816
	Revlon Consumer Products Corp.
$6,837,500	Term Loan, 9.43%, Maturing July 9, 2010	$7,085,359
		$48,768,617
	Drugs — 0.6%
	Warner Chilcott Corp.
662,461	Term Loan, 0.00%, Maturing January 31, 2006 (2)	668,423
132,492	Term Loan, 0.00%, Maturing June 30, 2006 (2)	133,420
22,911,536	Term Loan, 6.07%, Maturing January 18, 2012	23,183,610
9,232,231	Term Loan, 6.18%, Maturing January 18, 2012	9,341,863
4,265,031	Term Loan, 6.18%, Maturing January 18, 2012	4,315,678
		$37,642,994
	Ecological Services and Equipment — 1.4%
	Alderwoods Group, Inc.
5,423,365	Term Loan, 5.35%, Maturing September 29, 2009	5,496,244
	Allied Waste Industries, Inc.
9,297,533	Term Loan, 4.87%, Maturing January 15, 2010	9,365,526
26,129,174	Term Loan, 5.54%, Maturing January 15, 2012	26,338,756
	Envirocare of Utah, LLC
11,320,909	Term Loan, 6.11%, Maturing April 15, 2010	11,476,572
	Environmental Systems Products Holdings, Inc.
7,662,315	Term Loan, 6.94%, Maturing December 12, 2008	7,810,773
1,000,000	Term Loan, 13.50%, Maturing December 12, 2010	1,028,750
	IESI Corp.
9,267,647	Term Loan, 5.55%, Maturing January 20, 2012	9,406,662
	Sensus Metering Systems, Inc.
1,345,708	Term Loan, 6.02%, Maturing December 17, 2010	1,361,968
8,971,384	Term Loan, 6.02%, Maturing December 17, 2010	9,079,786
	Synagro Technologies, Inc.
1,172,857	Term Loan, 0.00%, Maturing June 21, 2012 (2)	1,177,255
7,037,143	Term Loan, 5.68%, Maturing June 21, 2012	7,094,320
		$89,636,612

	Electronics / Electrical — 2.5%
	AMI Semiconductor, Inc.
$7,805,438	Term Loan, 4.99%, Maturing April 1, 2012		$7,850,967
	Communications & Power, Inc.
6,842,205	Term Loan, 5.38%, Maturing July 23, 2010		6,957,668
	Enersys Capital, Inc.
8,416,071	Term Loan, 5.34%, Maturing March 17, 2011		8,473,931
	Fairchild Semiconductor Corp.
17,575,375	Term Loan, 5.35%, Maturing December 31, 2010		17,773,098
	Invensys International Holding
18,670,574	Term Loan, 6.88%, Maturing September 5, 2009		18,950,633
	Panavision, Inc.
3,140,497	Term Loan, 9.64%, Maturing January 12, 2007		3,213,121
	Rayovac Corp.
31,825,238	Term Loan, 5.48%, Maturing February 7, 2012		32,276,106
	Seagate Technology Holdings, Inc.
13,754,058	Term Loan, 5.50%, Maturing November 22, 2006		13,971,826
	Securityco, Inc.
8,036,269	Term Loan, 7.50%, Maturing June 30, 2010		8,106,586
	Spectrum Brands, Inc.
10,000,000	Term Loan, 4.36%, Maturing February 7, 2012	EUR	12,222,416
	Telcordia Technologies, Inc.
15,316,613	Term Loan, 6.07%, Maturing September 15, 2012		15,287,894
	United Online, Inc.
1,523,167	Term Loan, 6.73%, Maturing December 13, 2008		1,530,783
	Vertafore, Inc.
6,745,498	Term Loan, 6.06%, Maturing December 22, 2010		6,787,658
	Viasystems, Inc.
8,456,253	Term Loan, 7.64%, Maturing September 30, 2009		8,540,816
			$161,943,503
	Equipment Leasing — 0.8%
	Ashtead Group, PLC
5,125,000	Term Loan, 5.56%, Maturing November 12, 2009		5,201,875
	Carey International, Inc.
3,000,000	Term Loan, 7.25%, Maturing May 2, 2011		2,910,000
	Maxim Crane Works, L.P.
11,977,411	Term Loan, 6.19%, Maturing January 28, 2010		12,194,502
1,000,000	Term Loan, 8.94%, Maturing January 28, 2012		1,042,500
	United Rentals, Inc.
5,212,716	Term Loan, 3.34%, Maturing February 14, 2011		5,288,733
25,569,483	Term Loan, 5.73%, Maturing February 14, 2011		25,908,278
			$52,545,888

	Farming / Agriculture — 0.2%
	Central Garden & Pet Co.
$11,305,321	Term Loan, 5.19%, Maturing May 15, 2009		$11,446,638
			$11,446,638
	Financial Intermediaries — 1.3%
	Coinstar, Inc.
7,094,781	Term Loan, 5.55%, Maturing July 7, 2011		7,201,203
	Corrections Corp. of America
5,926,891	Term Loan, 5.35%, Maturing March 31, 2008		6,023,203
	Fidelity National Information Solutions, Inc.
46,002,300	Term Loan, 5.10%, Maturing March 9, 2013		46,150,151
	Refco Group Ltd., LLC
20,016,462	Term Loan, 5.48%, Maturing August 5, 2011		20,146,569
	Sirona Dental Services GmbH & Co.
680,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	833,448
	Wackenhut Corrections Corp.
2,013,640	Term Loan, 5.98%, Maturing July 9, 2009		2,038,810
			$82,393,384
	Food Products — 2.4%
	Acosta Sales Co., Inc.
10,088,875	Term Loan, 5.35%, Maturing August 13, 2010		10,230,755
	American Seafoods Holdings, LLC
407,796	Term Loan, 6.49%, Maturing September 30, 2007		408,561
4,757,756	Term Loan, 6.74%, Maturing March 31, 2009		4,791,955
	Atkins Nutritional, Inc.
1,842,539	Term Loan, 8.25%, Maturing November 26, 2009 (4)		1,179,225
	Chiquita Brands, LLC
4,725,000	Term Loan, 5.84%, Maturing June 28, 2012		4,804,734
	Del Monte Corp.
5,486,250	Term Loan, 5.18%, Maturing February 8, 2012		5,559,629
	Doane Pet Care Co.
16,629,761	Term Loan, 7.41%, Maturing November 5, 2009		16,948,504
	Dole Food Co., Inc.
11,389,172	Term Loan, 5.18%, Maturing April 18, 2012		11,529,760
	Herbalife International, Inc.
8,108,110	Term Loan, 5.37%, Maturing December 21, 2010		8,168,921
	Interstate Brands Corp.
1,875,000	Term Loan, 7.40%, Maturing July 19, 2006		1,865,625
8,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)		8,255,156
1,972,066	Term Loan, 7.29%, Maturing July 19, 2007		1,963,192
6,046,139	Term Loan, 7.63%, Maturing July 19, 2007		6,026,489

	Merisant Co.
$13,940,500	Term Loan, 6.93%, Maturing January 11, 2010	$13,626,839
	Michael Foods, Inc.
12,829,879	Term Loan, 5.29%, Maturing November 21, 2010	13,054,402
6,200,000	Term Loan, 6.59%, Maturing November 21, 2011	6,358,875
	Nash-Finch Co.
6,300,000	Term Loan, 5.75%, Maturing November 12, 2010	6,374,813
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 5.76%, Maturing November 25, 2010 (2)	980,000
22,317,500	Term Loan, 6.76%, Maturing November 25, 2010	22,572,053
	Reddy Ice Group, Inc.
8,945,123	Term Loan, 5.99%, Maturing July 31, 2009	9,045,756
2,026,986	Term Loan, 5.99%, Maturing July 31, 2009	2,039,022
		$155,784,266
	Food Service — 2.2%
	AFC Enterprises, Inc.
4,950,000	Term Loan, 5.75%, Maturing May 11, 2011	5,011,875
	Arby’s Restaurant Group, Inc.
2,280,000	Term Loan, 5.73%, Maturing July 25, 2012	2,311,113
	Buffets, Inc.
227,273	Term Loan, 6.78%, Maturing June 28, 2009	228,977
10,565,233	Term Loan, 7.16%, Maturing June 28, 2009	10,644,473
	Burger King Corp.
6,300,000	Term Loan, 5.19%, Maturing June 30, 2012	6,405,657
	Carrols Corp.
12,392,837	Term Loan, 6.00%, Maturing December 31, 2010	12,581,307
	CKE Restaurants, Inc.
3,888,409	Term Loan, 5.50%, Maturing May 1, 2010	3,927,293
	Denny’s, Inc.
8,726,189	Term Loan, 6.72%, Maturing September 21, 2009	8,960,705
	Domino’s, Inc.
6,592,593	Revolving Loan, 6.00%, Maturing June 25, 2009 (2)	6,518,426
30,424,098	Term Loan, 5.25%, Maturing June 25, 2010	30,908,998
	Gate Gourmet Borrower, LLC
8,189,803	Term Loan, 9.65%, Maturing December 31, 2008	8,097,667
	Jack in the Box, Inc.
12,777,263	Term Loan, 5.18%, Maturing January 8, 2011	12,940,978
	Landry’s Restaurants, Inc.
8,014,725	Term Loan, 5.24%, Maturing December 28, 2010	8,122,427
	Maine Beverage Co., LLC
3,889,286	Term Loan, 5.24%, Maturing March 31, 2013	3,879,562
	Weight Watchers International, Inc.
2,000,000	Revolving Loan, 4.98%, Maturing March 31, 2009 (2)	2,000,000
4,515,875	Term Loan, 5.11%, Maturing March 31, 2010	4,566,679
12,153,030	Term Loan, 5.18%, Maturing March 31, 2010	12,289,752
		$139,395,889

	Food / Drug Retailers — 2.1%
	Cumberland Farms, Inc.
$8,693,810	Term Loan, 5.22%, Maturing September 8, 2008		$8,742,713
	General Nutrition Centers, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing December 7, 2009 (2)		6,860,000
4,424,003	Term Loan, 6.50%, Maturing December 7, 2009		4,471,929
	Giant Eagle, Inc.
14,224,100	Term Loan, 5.16%, Maturing August 6, 2009		14,419,682
5,378,055	Term Loan, 5.22%, Maturing August 6, 2009		5,452,004
	Rite Aid Corp.
19,615,041	Term Loan, 5.11%, Maturing September 22, 2009		19,803,012
	Roundy’s, Inc.
9,863,764	Term Loan, 5.41%, Maturing September 30, 2009		9,980,896
	The Jean Coutu Group (PJC), Inc.
29,731,594	Term Loan, 5.94%, Maturing July 30, 2011		30,242,620
	The Pantry, Inc.
8,286,753	Term Loan, 5.74%, Maturing March 12, 2011		8,411,054
	Winn-Dixie Stores, Inc.
23,000,000	DIP Loan, 6.55%, Maturing February 23, 2007 (2)		22,942,500
			$131,326,410
	Forest Products — 2.0%
	Appleton Papers, Inc.
13,480,513	Term Loan, 5.64%, Maturing June 11, 2010		13,615,318
	Boise Cascade Holdings, LLC
24,469,970	Term Loan, 5.25%, Maturing October 29, 2011		24,869,149
	Buckeye Technologies, Inc.
10,336,058	Term Loan, 5.34%, Maturing April 15, 2010		10,484,638
	Escanaba Timber, LLC
4,000,000	Term Loan, 6.00%, Maturing May 2, 2008		4,075,000
	Koch Cellulose, LLC
2,909,025	Term Loan, 4.84%, Maturing May 7, 2011		2,947,206
9,555,896	Term Loan, 4.84%, Maturing May 7, 2011		9,681,317
	NewPage Corp.
10,000,000	Revolving Loan, 8.40%, Maturing May 2, 2010 (2)		9,850,000
17,750,000	Term Loan, 6.38%, Maturing May 2, 2011		18,105,000
	RLC Industries Co.
22,283,206	Term Loan, 4.99%, Maturing February 24, 2010		22,403,914
	Xerium Technologies, Inc.
2,000,000	Term Loan, 4.35%, Maturing May 18, 2012	EUR	2,444,483
10,290,020	Term Loan, 5.07%, Maturing May 18, 2012		10,447,591
			$128,923,616
	Healthcare — 6.0%
	Accredo Health, Inc.
14,426,251	Term Loan, 5.24%, Maturing June 30, 2011		14,480,349

	Alliance Imaging, Inc.
$10,299,093	Term Loan, 5.87%, Maturing December 29, 2011		$10,453,580
	AMN Healthcare, Inc.
3,233,887	Term Loan, 6.49%, Maturing October 2, 2008		3,282,395
	AMR HoldCo, Inc.
9,331,613	Term Loan, 5.67%, Maturing February 10, 2012		9,486,172
	Blitz F04-506 GmbH
1,000,000	Term Loan, 5.11%, Maturing June 30, 2014	EUR	1,231,162
	Butler Animal Health Supply
1,850,000	Term Loan, 6.46%, Maturing June 28, 2011		1,873,125
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 6.24%, Maturing February 28, 2013		3,151,775
6,280,000	Term Loan, 6.74%, Maturing February 28, 2014		6,334,950
375,000	Term Loan, 8.99%, Maturing August 31, 2014		381,094
	Colgate Medical, Ltd.
3,603,934	Term Loan, 5.48%, Maturing December 30, 2008		3,642,225
	Community Health Systems, Inc.
44,405,057	Term Loan, 5.07%, Maturing August 19, 2011		45,057,278
	Concentra Operating Corp.
12,541,571	Term Loan, 6.01%, Maturing June 30, 2009		12,721,856
	Conmed Corp.
4,507,820	Term Loan, 5.71%, Maturing December 31, 2009		4,563,464
	CRC Health Corp.
2,500,000	Term Loan, 6.24%, Maturing May 12, 2011		2,525,000
	Cross Country Healthcare, Inc.
1,614,882	Term Loan, 6.60%, Maturing June 5, 2009		1,626,993
	Encore Medical IHC, Inc.
8,933,592	Term Loan, 6.40%, Maturing October 4, 2010		9,062,012
	Envision Worldwide, Inc.
7,814,777	Term Loan, 8.56%, Maturing September 30, 2010		7,853,850
	Express Scripts, Inc.
10,566,250	Term Loan, 4.77%, Maturing February 13, 2010		10,671,913
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.91%, Maturing December 18, 2009		2,344,643
1,625,000	Term Loan, 11.91%, Maturing December 18, 2009		1,641,250
3,250,000	Term Loan, 12.29%, Maturing February 7, 2011		3,262,188
	Fisher Scientific International, Inc.
18,168,981	Term Loan, 4.99%, Maturing August 2, 2011		18,330,794
	Hanger Orthopedic Group, Inc.
7,000,000	Revolving Loan, 9.28%, Maturing September 30, 2008 (2)		6,877,500
4,674,276	Term Loan, 6.99%, Maturing September 30, 2009		4,738,547
	Healthcare Partners, LLC
4,749,875	Term Loan, 5.82%, Maturing March 2, 2011		4,791,436
	Healthsouth Corp.
9,150,000	Term Loan, 5.98%, Maturing June 14, 2007		9,274,385
2,520,000	Term Loan, 3.09%, Maturing March 21, 2010		2,554,257

	Iasis Healthcare, LLC
$12,018,600	Term Loan, 5.77%, Maturing June 22, 2011		$12,192,437
	Kinetic Concepts, Inc.
10,812,119	Term Loan, 5.24%, Maturing August 11, 2009		10,940,513
	Knowledge Learning Corp.
29,288,265	Term Loan, 5.99%, Maturing January 7, 2012		29,507,927
	Leiner Health Products, Inc.
8,266,500	Term Loan, 6.38%, Maturing May 27, 2011		8,400,831
	Lifepoint Hospitals, Inc.
30,482,101	Term Loan, 5.01%, Maturing April 15, 2012		30,792,379
	Magellan Health Services, Inc.
5,426,605	Term Loan, 5.86%, Maturing August 15, 2008		5,508,004
3,679,054	Term Loan, 6.06%, Maturing August 15, 2008		3,729,641
	Medcath Holdings Corp.
3,752,075	Term Loan, 5.50%, Maturing July 2, 2011		3,794,286
	National Mentor, Inc.
6,014,384	Term Loan, 5.73%, Maturing September 30, 2011		6,093,323
	Select Medical Holding Corp.
9,925,125	Term Loan, 5.04%, Maturing February 24, 2012		9,977,857
	Sirona Dental Systems GmbH
320,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	392,211
	Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 6.70%, Maturing May 13, 2010		7,245,959
	Sybron Dental Management, Inc.
6,158,127	Term Loan, 5.23%, Maturing June 6, 2009		6,212,010
	Talecris Biotherapeutics, Inc.
7,615,913	Term Loan, 6.54%, Maturing March 31, 2010		7,634,952
	Team Health, Inc.
6,427,388	Term Loan, 6.24%, Maturing March 23, 2011		6,427,388
	The Cooper Companies, Inc.
5,500,000	Term Loan, 5.00%, Maturing November 15, 2009		5,537,813
	Vanguard Health Holding Co., LLC
4,000,000	Term Loan, 0.00%, Maturing September 23, 2005 (2)		4,060,000
2,985,000	Term Loan, 6.35%, Maturing September 23, 2005		3,037,238
8,113,700	Term Loan, 6.74%, Maturing September 23, 2011		8,255,690
	VWR International, Inc.
3,000,000	Term Loan, 4.88%, Maturing April 7, 2011	EUR	3,678,112
9,432,967	Term Loan, 6.14%, Maturing April 7, 2011		9,559,727
			$385,192,491
	Home Furnishings — 1.8%
	General Binding Corp.
1,928,960	Term Loan, 7.92%, Maturing January 15, 2008		1,932,577
	Interline Brands, Inc.
3,028,261	Term Loan, 5.74%, Maturing December 31, 2010		3,066,114
	Jarden Corp.
22,110,386	Term Loan, 5.47%, Maturing January 24, 2012		22,321,629

	Juno Lighting, Inc.
$5,301,671	Term Loan, 6.98%, Maturing November 21, 2010		$5,328,179
	Knoll, Inc.
15,216,711	Term Loan, 6.44%, Maturing September 30, 2011		15,463,982
	Oreck Corp.
3,876,759	Term Loan, 6.24%, Maturing February 2, 2012		3,934,911
	Sanitec Ltd. Oy
4,478,261	Term Loan, 4.89%, Maturing April 7, 2013	EUR	5,479,299
4,478,261	Term Loan, 5.39%, Maturing April 7, 2014	EUR	5,501,225
	Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)		4,900,000
20,276,504	Term Loan, 5.13%, Maturing April 6, 2012		20,479,269
	Simmons Co.
22,239,511	Term Loan, 5.82%, Maturing December 19, 2011		22,452,632
	Termpur-Pedic, Inc.
6,008,486	Term Loan, 5.74%, Maturing June 30, 2009		6,072,326
			$116,932,143
	Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
4,338,750	Term Loan, 5.59%, Maturing January 27, 2012		4,409,255
	Chart Industries, Inc.
3,883,903	Term Loan, 6.94%, Maturing September 15, 2009		3,893,613
	Colfax Corp.
2,038,480	Term Loan, 5.75%, Maturing November 30, 2011		2,058,865
	Douglas Dynamics Holdings, Inc.
4,787,020	Term Loan, 5.48%, Maturing December 16, 2010		4,846,857
	Flowserve Corp.
1,227,665	Term Loan, 5.25%, Maturing June 30, 2007		1,232,780
4,302,463	Term Loan, 6.22%, Maturing June 30, 2009		4,331,148
	Gleason Corp.
6,705,953	Term Loan, 6.28%, Maturing July 27, 2011		6,778,599
746,250	Term Loan, 10.00%, Maturing January 31, 2012		759,309
	Itron, Inc.
2,015,606	Term Loan, 5.28%, Maturing December 17, 2010		2,039,541
	Mainline, L.P.
7,828,889	Term Loan, 5.82%, Maturing December 17, 2011		7,868,033
	MTD Products, Inc.
10,910,012	Term Loan, 5.13%, Maturing June 1, 2010		11,005,475
	National Waterworks, Inc.
8,599,882	Term Loan, 5.99%, Maturing November 22, 2009		8,718,130
	Terex Corp.
1,593,087	Term Loan, 5.68%, Maturing June 30, 2009		1,615,987
			$59,557,592

	Insurance — 1.2%
	Alliant Resources Group, Inc.
$6,682,500	Term Loan, 6.88%, Maturing August 31, 2011	$6,732,619
	CCC Information Services Group
8,134,007	Term Loan, 6.24%, Maturing August 20, 2010	8,256,017
	Conseco, Inc.
29,387,901	Term Loan, 6.99%, Maturing June 22, 2010	29,675,667
	Hilb, Rogal & Hobbs Co.
13,769,710	Term Loan, 5.75%, Maturing December 15, 2011	13,881,589
	U.S.I. Holdings Corp.
6,845,189	Term Loan, 6.18%, Maturing August 11, 2008	6,875,137
7,746,075	Term Loan, 6.18%, Maturing August 11, 2008	7,779,964
		$73,200,993
	Leisure Goods / Activities / Movies — 4.7%
	24 Hour Fitness Worldwide, Inc.
11,530,000	Term Loan, 6.78%, Maturing June 8, 2012	11,720,970
	Alliance Atlantis Communications, Inc.
6,585,495	Term Loan, 5.27%, Maturing December 20, 2011	6,688,393
	AMF Bowling Worldwide, Inc.
5,266,676	Term Loan, 6.58%, Maturing August 27, 2009	5,311,116
	Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	7,015,000
10,520,000	Term Loan, 5.93%, Maturing May 19, 2012	10,671,225
	Cinemark, Inc.
20,246,225	Term Loan, 5.18%, Maturing March 31, 2011	20,534,734
	Fender Musical Instruments Co.
2,493,750	Term Loan, 5.46%, Maturing March 30, 2012	2,531,156
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 5.17%, Maturing December 31, 2008 (2)	1,007,163
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 5.64%, Maturing July 30, 2011	29,344,555
	Metro-Goldwyn-Mayer Holdings
4,076,923	Term Loan, 5.74%, Maturing April 8, 2011	4,110,684
63,315,000	Term Loan, 5.74%, Maturing April 8, 2012	64,074,780
	New England Sports Ventures
10,585,000	Term Loan, 4.44%, Maturing February 27, 2007	10,585,000
	Regal Cinemas Corp.
44,437,440	Term Loan, 5.24%, Maturing November 10, 2010	44,965,134
	Six Flags Theme Parks, Inc.
25,844,139	Term Loan, 6.16%, Maturing June 30, 2008	26,231,801
3,275,000	Revolving Loan, 6.21%, Maturing June 30, 2008 (2)	3,219,734
	Universal City Development Partners, Ltd.
15,447,375	Term Loan, 5.46%, Maturing June 9, 2011	15,653,335

	WMG Acquisition Corp.
$4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	$4,281,624
30,370,220	Term Loan, 5.45%, Maturing February 28, 2011	30,701,043
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 5.53%, Maturing June 25, 2007	2,957,444
		$301,604,891
	Lodging and Casinos — 4.5%
	Alliance Gaming Corp.
14,666,608	Term Loan, 6.77%, Maturing September 5, 2009	14,700,986
	Ameristar Casinos, Inc.
2,900,887	Term Loan, 5.50%, Maturing December 20, 2006	2,939,564
6,278,200	Term Loan, 5.50%, Maturing December 31, 2006	6,361,907
	Argosy Gaming Co.
12,902,500	Term Loan, 6.75%, Maturing June 30, 2011	12,945,504
	Aztar Corp.
1,980,000	Term Loan, 5.66%, Maturing July 27, 2009	1,988,663
	Boyd Gaming Corp.
25,220,250	Term Loan, 4.94%, Maturing June 30, 2011	25,501,355
	Choctaw Resort Development Enterprise
4,429,461	Term Loan, 5.91%, Maturing November 4, 2011	4,482,061
	CNL Hospitality Partners, L.P.
1,818,101	Term Loan, 5.85%, Maturing October 13, 2006	1,822,646
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 6.56%, Maturing August 18, 2006	7,719,250
	Globalcash Access, LLC
3,862,880	Term Loan, 5.74%, Maturing March 10, 2010	3,926,456
	Green Valley Ranch Gaming, LLC
2,511,246	Term Loan, 5.49%, Maturing December 17, 2011	2,544,206
	Herbst Gaming, Inc.
3,221,925	Term Loan, 5.38%, Maturing January 31, 2011	3,263,208
	Isle of Capri Casinos, Inc.
5,000,000	Term Loan, 0.00%, Maturing February 4, 2012 (2)	5,028,125
15,546,875	Term Loan, 5.19%, Maturing February 4, 2012	15,733,919
	Marina District Finance Co., Inc.
15,671,250	Term Loan, 4.99%, Maturing October 14, 2011	15,811,633
	MGM Mirage
4,821,429	Term Loan, 5.13%, Maturing April 25, 2010	4,856,987
17,678,571	Revolving Loan, 5.19%, Maturing April 25, 2010 (2)	17,516,512
	Pinnacle Entertainment, Inc.
2,500,000	Revolving Loan, 7.08%, Maturing December 18, 2008 (2)	2,506,250
7,302,116	Term Loan, 0.00%, Maturing August 27, 2010 (2)	7,334,063
6,740,000	Term Loan, 6.49%, Maturing August 27, 2010	6,841,100
	Resorts International Holdings, LLC
10,514,985	Term Loan, 5.99%, Maturing April 26, 2012	10,652,995
3,500,000	Term Loan, 9.07%, Maturing April 26, 2013	3,526,796

	SCG Hotel DLP, L.P.
$6,220,000	Term Loan, 0.00%, Maturing April 16, 2006 (2)	$6,251,100
18,925,000	Term Loan, 4.24%, Maturing April 16, 2006	18,925,000
	Seminole Tribe of Florida
3,100,000	Term Loan, 5.38%, Maturing September 30, 2011	3,150,375
	Trump Entertainment Resorts Holdings, L.P.
5,475,000	Term Loan, 0.00%, Maturing May 20, 2012 (2)	5,553,703
5,475,000	Term Loan, 6.14%, Maturing May 20, 2012	5,553,703
	United Auburn Indian Community
1,310,811	Term Loan, 6.19%, Maturing January 24, 2009	1,315,726
	Venetian Casino Resort, LLC
5,947,617	Term Loan, 0.00%, Maturing June 15, 2011 (2)	6,014,527
24,400,219	Term Loan, 5.24%, Maturing June 15, 2011	24,731,354
	Wyndham International, Inc.
1,704,310	Term Loan, 3.25%, Maturing May 10, 2011	1,712,832
7,000,000	Revolving Loan, 6.63%, Maturing May 10, 2011 (2)	6,965,000
18,020,525	Term Loan, 6.63%, Maturing May 10, 2011	18,146,669
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 5.61%, Maturing December 14, 2011	10,855,041
		$287,179,216
	Nonferrous Metals/Minerals — 2.3%
	Compass Minerals Group, Inc.
1,104,872	Term Loan, 5.92%, Maturing November 28, 2009	1,115,921
	Foundation Coal Corp.
13,500,000	Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	13,440,938
11,550,000	Term Loan, 5.54%, Maturing July 30, 2011	11,760,141
	ICG, LLC
10,375,250	Term Loan, 6.10%, Maturing November 5, 2010	10,539,521
	International Mill Service, Inc.
15,596,625	Term Loan, 5.99%, Maturing December 31, 2010	15,772,087
3,000,000	Term Loan, 9.24%, Maturing October 26, 2011	3,045,000
	Magnequench, Inc.
9,505,446	Term Loan, 10.88%, Maturing September 30, 2009	9,505,446
1,600,000	Term Loan, 14.38%, Maturing December 31, 2009	1,600,000
	Murray Energy Corp.
10,932,600	Term Loan, 6.49%, Maturing January 28, 2010	11,007,762
	Novelis, Inc.
12,702,643	Term Loan, 4.96%, Maturing January 6, 2012	12,885,243
18,639,718	Term Loan, 4.96%, Maturing January 6, 2012	18,907,664
	Severstal North America, Inc.
15,200,000	Revolving Loan, 5.25%, Maturing April 7, 2007 (2)	15,162,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 3.36%, Maturing June 30, 2007 (2)	4,316,400
7,079,852	Term Loan, 6.85%, Maturing July 30, 2010	7,217,024

	Trout Coal Holdings, LLC
$10,673,250	Term Loan, 5.99%, Maturing March 23, 2011		$10,701,598
			$146,976,745
	Oil and Gas — 4.5%
	Beldon & Blake Corp.
4,026,037	Term Loan, 5.94%, Maturing July 21, 2011		4,028,553
	Coffeyville Resources, LLC
1,600,000	Term Loan, 6.06%, Maturing June 24, 2011		1,629,333
2,400,000	Term Loan, 6.06%, Maturing June 24, 2012		2,443,999
	Columbia Natural Resources, LLC
41,250,000	Revolving Loan, 5.77%, Maturing January 19, 2010 (2)		41,198,438
	Dresser Rand Group, Inc.
787,623	Term Loan, 4.72%, Maturing October 29, 2011	EUR	965,655
9,948,753	Term Loan, 5.45%, Maturing October 29, 2011		10,105,755
	Dresser, Inc.
5,485,881	Term Loan, 5.99%, Maturing March 31, 2007		5,545,310
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009 (2)		4,943,750
17,359,650	Term Loan, 7.34%, Maturing May 28, 2010		17,502,503
	El Paso Corp.
13,019,875	Term Loan, 5.27%, Maturing November 23, 2009		13,151,089
22,166,813	Term Loan, 6.24%, Maturing November 23, 2009		22,462,939
	Energy Transfer Company, L.P.
12,100,000	Term Loan, 6.47%, Maturing June 16, 2012		12,272,425
	Getty Petroleum Marketing, Inc.
13,236,060	Term Loan, 6.49%, Maturing May 19, 2010		13,401,511
	Kerr-McGee Corp.
16,375,000	Term Loan, 5.71%, Maturing May 24, 2007		16,497,813
29,770,000	Term Loan, 5.79%, Maturing May 24, 2011		30,319,733
	LB Pacific, L.P.
8,069,775	Term Loan, 6.15%, Maturing March 3, 2012		8,185,778
	Lyondell-Citgo Refining, L.P.
13,582,825	Term Loan, 5.51%, Maturing May 21, 2007		13,795,057
	Pride Offshore, Inc.
2,828,560	Term Loan, 5.09%, Maturing July 7, 2011		2,866,274
	Sprague Energy Corp.
22,250,000	Revolving Loan, 5.68%, Maturing August 10, 2007 (2)		22,194,375
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 5.00%, Maturing April 13, 2009		14,310,945
	Universal Compression, Inc.
8,060,000	Term Loan, 5.24%, Maturing February 15, 2012 (2)		8,172,082
	Williams Production RMT Co.
19,972,634	Term Loan, 5.64%, Maturing May 30, 2008		20,197,326
			$286,190,643

	Publishing — 5.3%
	American Media Operations, Inc.
$57,657	Term Loan, 6.50%, Maturing April 1, 2006	$58,342
3,197,207	Term Loan, 6.25%, Maturing April 1, 2007	3,240,504
18,172,364	Term Loan, 6.25%, Maturing April 1, 2008	18,418,455
	CBD Media, LLC
9,823,380	Term Loan, 5.84%, Maturing December 31, 2009	9,976,870
	Dex Media East, LLC
9,949,053	Term Loan, 5.08%, Maturing May 8, 2009	10,093,314
	Dex Media West, LLC
17,880,250	Term Loan, 5.13%, Maturing March 9, 2010	18,149,473
	Freedom Communications Holdings, Inc.
10,596,374	Term Loan, 4.83%, Maturing May 18, 2012	10,724,855
	Herald Media, Inc.
4,161,915	Term Loan, 5.56%, Maturing July 22, 2011	4,198,332
748,750	Term Loan, 8.99%, Maturing January 22, 2012	756,705
	Journal Register Co.
34,349,600	Term Loan, 5.13%, Maturing August 12, 2012	34,650,159
	Lamar Media Corp.
8,273,275	Term Loan, 4.63%, Maturing March 7, 2009	8,318,092
23,694,868	Term Loan, 5.06%, Maturing June 30, 2010	23,988,092
	Liberty Group Operating, Inc.
9,983,292	Term Loan, 5.63%, Maturing February 28, 2012	10,085,201
	Medianews Group, Inc.
12,317,779	Term Loan, 4.99%, Maturing August 25, 2010	12,405,026
	Merrill Communications, LLC
16,700,322	Term Loan, 5.99%, Maturing February 9, 2009	16,846,450
	Morris Publishing Group, LLC
4,095,000	Term Loan, 5.00%, Maturing September 30, 2010	4,137,232
6,268,500	Term Loan, 5.25%, Maturing March 31, 2011	6,344,900
	Nebraska Book Co., Inc.
11,390,912	Term Loan, 5.88%, Maturing March 4, 2011	11,547,537
	Newspaper Holdings, Inc.
11,628,182	Term Loan, 5.15%, Maturing August 24, 2011	11,668,160
5,181,818	Revolving Loan, 5.19%, Maturing August 24, 2011 (2)	5,152,670
	R.H. Donnelley Corp.
2,985,317	Term Loan, 5.21%, Maturing December 31, 2009	3,022,013
40,467,493	Term Loan, 5.20%, Maturing June 30, 2011	41,066,735
	Source Media, Inc.
12,735,629	Term Loan, 5.74%, Maturing August 30, 2012	12,934,623
	SP Newsprint Co.
8,463,065	Term Loan, 3.43%, Maturing January 9, 2010	8,531,827
3,598,769	Term Loan, 5.74%, Maturing January 9, 2010	3,655,000
	Springer Science+Business Media
3,650,000	Term Loan, 5.99%, Maturing May 5, 2010	3,653,347
3,097,232	Term Loan, 6.36%, Maturing May 5, 2011	3,126,501

$3,355,335	Term Loan, 6.86%, Maturing May 5, 2012		$3,403,987
3,097,232	Term Loan, 6.86%, Maturing May 5, 2012		3,137,806
	Sun Media Corp.
9,179,576	Term Loan, 5.68%, Maturing February 7, 2009		9,305,795
	World Directories ACQI Corp.
1,500,000	Term Loan, 4.88%, Maturing November 29, 2012	EUR	1,831,313
7,006,198	Term Loan, 5.38%, Maturing November 29, 2013	EUR	8,580,286
	Xerox Corp.
12,750,000	Term Loan, 5.24%, Maturing September 30, 2008		12,861,563
			$335,871,165
	Radio and Television — 4.0%
	Adams Outdoor Advertising, L.P.
18,601,288	Term Loan, 5.64%, Maturing October 15, 2011		18,891,933
	ALM Media Holdings, Inc.
8,029,875	Term Loan, 5.99%, Maturing March 5, 2010		8,049,950
	Block Communications, Inc.
5,534,716	Term Loan, 5.74%, Maturing November 30, 2009		5,586,604
	CanWest Media, Inc.
8,812,421	Term Loan, 5.64%, Maturing August 15, 2009		8,937,267
	DirecTV Holdings, LLC
27,680,000	Term Loan, 4.91%, Maturing April 13, 2013		27,998,818
	Emmis Operating Co.
34,924,500	Term Loan, 5.13%, Maturing November 10, 2011		35,334,863
	Entravision Communications Co.
8,050,000	Term Loan, 4.84%, Maturing February 27, 2012		8,132,174
	Gray Television, Inc.
5,430,000	Term Loan, 5.01%, Maturing December 31, 2012		5,469,031
	NEP Supershooters, L.P.
2,985,000	Term Loan, 6.99%, Maturing February 3, 2011		3,041,903
5,061,750	Term Loan, 7.36%, Maturing February 3, 2011		5,158,242
	Nexstar Broadcasting, Inc.
12,782,232	Term Loan, 5.24%, Maturing October 1, 2012		12,878,099
13,492,768	Term Loan, 5.24%, Maturing October 1, 2012		13,622,069
	PanAmSat Corp.
1,386,365	Term Loan, 5.16%, Maturing August 20, 2010		1,402,828
724,889	Term Loan, 5.16%, Maturing August 20, 2010		737,061
27,189,439	Term Loan, 5.65%, Maturing August 20, 2011		27,646,004
	Raycom TV Broadcasting, Inc.
18,350,000	Term Loan, 5.50%, Maturing February 24, 2012		18,533,500
	Spanish Broadcasting System, Inc.
12,443,813	Term Loan, 5.49%, Maturing June 10, 2012		12,630,470
	Susquehanna Media Co.
16,758,000	Term Loan, 5.30%, Maturing March 9, 2012		16,967,475

	TDF SA
$4,151,899	Term Loan, 4.61%, Maturing March 11, 2013	EUR	5,105,093
4,151,899	Term Loan, 5.11%, Maturing March 11, 2014	EUR	5,116,859
4,661,720	Term Loan, 5.73%, Maturing March 11, 2015	EUR	5,761,450
	Young Broadcasting, Inc.
8,585,000	Term Loan, 5.64%, Maturing November 3, 2012		8,674,430
			$255,676,123
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
14,299,270	Term Loan, 5.16%, Maturing March 30, 2008		14,522,696
	Railamerica, Inc.
19,385,520	Term Loan, 5.56%, Maturing September 29, 2011		19,716,683
2,291,579	Term Loan, 5.56%, Maturing September 29, 2011		2,330,726
			$36,570,105
	Retailers (Except Food and Drug) — 3.3%
	Advance Stores Company, Inc.
9,543,472	Term Loan, 5.13%, Maturing September 30, 2010		9,638,907
11,094,511	Term Loan, 5.16%, Maturing September 30, 2010		11,205,456
	Alimentation Couche-Tard, Inc.
5,497,039	Term Loan, 5.19%, Maturing December 17, 2010		5,553,730
	American Achievement Corp.
8,165,468	Term Loan, 6.00%, Maturing March 25, 2011		8,242,019
	Amscan Holdings, Inc.
7,722,000	Term Loan, 6.34%, Maturing April 30, 2012		7,799,220
	Coinmach Laundry Corp.
15,373,563	Term Loan, 6.40%, Maturing July 25, 2009		15,575,341
	FTD, Inc.
7,951,000	Term Loan, 5.74%, Maturing February 28, 2011		8,060,326
	Harbor Freight Tools USA, Inc.
16,872,576	Term Loan, 5.78%, Maturing July 15, 2010		17,091,919
	Home Interiors & Gifts, Inc.
3,843,316	Term Loan, 8.38%, Maturing March 31, 2011		3,668,764
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)		3,895,000
26,441,131	Term Loan, 5.45%, Maturing October 4, 2010		26,870,800
1,146,000	Term Loan, 6.00%, Maturing October 4, 2010		1,153,640
	Mall of America Kay-Bee Toy, Inc.
7,000,000	DIP Loan, 5.49%, Maturing January 16, 2008 (2)		6,982,500
	Mapco Express, Inc.
4,036,000	Term Loan, 6.21%, Maturing April 28, 2011		4,106,630
	Movie Gallery, Inc.
7,770,000	Term Loan, 6.49%, Maturing April 27, 2011		7,850,132
	Musicland Group, Inc.
12,000,000	Revolving Loan, 7.50%, Maturing August 11, 2008 (2)		12,030,000

	Oriental Trading Co., Inc.
$11,704,132	Term Loan, 6.00%, Maturing August 4, 2010	$11,777,283
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.94%, Maturing February 9, 2007	537,891
	Rent-A-Center, Inc.
18,406,155	Term Loan, 5.34%, Maturing June 30, 2010	18,627,029
	Riddell Bell Holdings, Inc.
2,481,250	Term Loan, 5.99%, Maturing September 30, 2011	2,517,953
	Savers, Inc.
3,848,926	Term Loan, 6.41%, Maturing August 4, 2009	3,877,793
	Stewert Enterprises, Inc.
3,695,904	Term Loan, 5.01%, Maturing November 19, 2011	3,730,554
	Travelcenters of America, Inc.
21,210,000	Term Loan, 5.09%, Maturing November 30, 2008	21,478,434
		$212,271,321
	Surface Transport — 0.4%
	Horizon Lines, LLC
5,841,000	Term Loan, 5.99%, Maturing July 7, 2011	5,926,179
	NFIL Holdings Corp.
2,177,724	Term Loan, 4.84%, Maturing February 27, 2010	2,210,390
5,542,579	Term Loan, 5.48%, Maturing February 27, 2010	5,618,789
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 6.45%, Maturing December 1, 2010	10,303,533
		$24,058,891
	Telecommunications — 5.0%
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 5.49%, Maturing February 1, 2011	17,409,034
	American Tower, L.P.
23,161,950	Term Loan, 4.96%, Maturing August 31, 2011	23,451,474
	Cellular South, Inc.
9,308,481	Term Loan, 5.45%, Maturing May 4, 2011	9,424,837
	Centennial Cellular Operating Co., LLC
3,247,159	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	3,153,803
1,252,841	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	1,216,822
17,395,571	Term Loan, 5.68%, Maturing February 9, 2011	17,679,797
	Consolidated Communications, Inc.
14,122,901	Term Loan, 5.77%, Maturing July 27, 2015	14,352,398
	D&E Communications, Inc.
5,730,974	Term Loan, 5.33%, Maturing December 31, 2011	5,773,956
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.55%, Maturing February 8, 2012	22,098,159
	Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 5.73%, Maturing October 31, 2012	5,250,198
	Intelsat Ltd.
14,670,363	Term Loan, 5.25%, Maturing July 28, 2011	14,822,568

	Iowa Telecommunications Services, Inc.
$7,998,000	Term Loan, 5.50%, Maturing November 23, 2011		$8,119,218
	Metrocall, Inc. & Arch Wireless Operating
530,871	Term Loan, 5.93%, Maturing November 16, 2006		534,853
	Nextel Partners Operation Corp.
24,265,000	Term Loan, 4.83%, Maturing May 31, 2012		24,474,286
	NTelos, Inc.
11,238,525	Term Loan, 5.99%, Maturing February 18, 2011		11,276,455
	Qwest Corp.
14,756,000	Term Loan, 8.10%, Maturing June 4, 2007		15,262,087
	Satbirds Finance SARL
3,000,000	Term Loan, 7.50%, Maturing April 4, 2012	EUR	3,607,511
3,500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR	4,240,647
3,500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR	4,248,618
	SBA Senior Finance, Inc.
13,190,998	Term Loan, 5.55%, Maturing October 31, 2008		13,402,608
	Spectrasite Communications, Inc.
22,404,151	Term Loan, 4.91%, Maturing May 19, 2012		22,639,865
	Stratos Global Corp.
5,042,000	Term Loan, 5.74%, Maturing December 3, 2010		5,097,149
	Syniverse Holdings, Inc.
4,975,000	Term Loan, 5.10%, Maturing February 15, 2012		5,012,312
	Triton PCS, Inc.
15,139,835	Term Loan, 6.74%, Maturing November 18, 2009		15,234,459
	Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011 (2)		6,383,815
14,838,333	Term Loan, 5.49%, Maturing February 14, 2012		15,035,743
	Westcom Corp.
4,912,109	Term Loan, 6.43%, Maturing December 17, 2010		4,948,950
	Western Wireless Corp.
24,818,719	Term Loan, 6.90%, Maturing May 28, 2011		24,905,137
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005 (3)(4)		46,669
			$319,103,428
	Utilities — 2.5%
	Allegheny Energy Supply Co., LLC
18,598,845	Term Loan, 5.18%, Maturing March 8, 2011 (2)		18,598,845
	Cellnet Technology, Inc.
4,015,000	Term Loan, 6.68%, Maturing April 26, 2012		4,015,000
	Cogentrix Deleware Holdings, Inc.
21,324,739	Term Loan, 5.24%, Maturing January 14, 2012		21,597,973

	Covanta Energy Corp.
$7,214,634	Term Loan, 3.36%, Maturing June 24, 2012	$7,327,363
5,835,366	Term Loan, 6.46%, Maturing June 24, 2012	5,937,485
	KGen, LLC
5,815,425	Term Loan, 6.12%, Maturing August 5, 2011	5,786,348
	NRG Energy, Inc.
750,000	Revolving Loan, 0.00%, Maturing June 23, 2009 (2)	747,188
11,971,890	Term Loan, 3.39%, Maturing December 24, 2011	12,122,604
15,489,050	Term Loan, 5.37%, Maturing December 24, 2011	15,684,042
	Pike Electric, Inc.
10,092,002	Term Loan, 5.63%, Maturing July 1, 2012	10,218,152
5,130,667	Term Loan, 5.69%, Maturing July 1, 2012	5,194,800
	Plains Resources, Inc.
7,222,742	Term Loan, 5.49%, Maturing December 17, 2010	7,303,998
	Reliant Energy, Inc.
10,987,880	Term Loan, 6.07%, Maturing December 22, 2010	11,126,085
	Texas Genco, LLC
11,889,310	Term Loan, 5.40%, Maturing December 14, 2011	12,081,453
23,977,261	Term Loan, 5.41%, Maturing December 14, 2011	24,364,758
		$162,106,094
	Total Senior Floating Rate Interests (identified cost $6,145,900,348)	$6,178,450,012

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
	Financial Intermediaries — 0.1%
	Alzette, Variable Rate
$1,180	8.691%, 12/15/20 (5)	$1,209,500
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	5.24%, 2/24/19 (5)	1,144,104
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	5.315%, 4/15/19 (5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	5.65%, 1/15/19 (5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	5.70%, 8/11/16 (5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.337%, 3/21/17 (5)	1,500,000
		$9,353,604
	Radio and Television — 0.4%
	Echostar DBS Corp., Sr. Notes
5,000	6.754%, 10/1/08	5,137,500
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,500	9.314%, 6/15/12 (5)	3,521,875
	Paxson Communications Corp., Variable Rate
17,250	6.349%, 1/15/10 (5)	17,336,250
		$25,995,625
	Real Estate — 0.2%
	Assemblies of God, Variable Rate
12,300	5.42%, 6/15/29 (5)	12,300,500
		$12,300,500
	Telecommunications — 0.4%
	Qwest Corp.,Sr. Notes, Variable Rate
5,850	6.671%, 6/15/13 (5)	6,142,500
	Rogers Wireless, Inc., Variable Rate
6,589	6.535%, 12/15/10	6,893,741
	Rural Cellular Corp., Variable Rate
11,000	7.91%, 3/15/10	11,467,500
		$24,503,741
	Total Corporate Bonds & Notes (identified cost $71,034,114)	$72,153,470

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$830,646
25	Knowledge Universe, Inc. (3)(6)(7)	41,517
86,020	Maxim Crane Works Holdings (6)	1,827,916
	Total Common Stocks (identified cost, $2,574,911)	$2,700,079

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (3)(6)(7)	$11,945
	Total Preferred Stocks (identified cost, $17,500)	$11,945

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$71,280
	Total Closed-End Investment Companies (identified cost, $72,148)	$71,280

Commercial Paper — 5.4%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$50,000,000	08/01/05	Barclays US Funding, LLC	3.25%	$50,000,000
127,851,000	08/01/05	General Electric Capital Corp.	3.29%	127,851,000
61,903,000	08/04/05	HSBC Finance Corp.	3.30%	61,885,975
105,530,000	08/01/05	Prudential Funding, LLC	3.29%	105,530,000
	Total Commercial Paper (at amortized cost $345,266,975)			$345,266,975

Short-Term Investments — 0.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	08/01/05	Investors Bank and Trust Company Time Deposit	3.30%	$2,000,000
Total Short-Term Investments (at amortized cost $2,000,000)				$2,000,000
Total Investments — 103.5% (identified cost $6,566,865,996)				$6,600,653,761
Less Unfunded Loan Commitments — (4.3)%				$(273,412,041)
Net Investments — 99.2% (identified cost $6,293,453,955)				$6,327,241,720
Other Assets, Less Liabilities — 0.8%				$49,551,646
Net Assets — 100.0%				$6,376,793,366

EUR	—	Euro
GBP	—	British Pound

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower’s discretion.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $47,654,729 or 0.7% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.

A summary of financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/05	Euro 83,360,521	United States Dollar 100,762,875	$(604,046)
8/31/05	British Pound 4,176,010	United States Dollar 7,282,961	(63,228)
			$(667,274)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,800,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(93,966)
1,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(32,883)
1,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	(9,083)

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$236,244
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	74,888
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(2,813)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(36,185)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	11,565
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,247

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	$(329)
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	61,554
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(879)
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	3,849

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,566,865,996
Gross unrealized appreciation	$44,583,944
Gross unrealized depreciation	(10,796,179)
Net unrealized appreciation	$33,787,765

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2005 on a federal income tax basis was $449,939.

At July 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$41,517
			$25,000	$41,517
Preferred Stocks
Hayes Lemmerz International	06/23/03	350	$17,500	$11,945
			$17,500	$11,945
			$42,500	$53,462

Eaton Vance Government  Obligations Fund  as of July 31, 2005 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $817,487,759, and the Fund owned approximately 91.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio                                                                                                        as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 117.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$7	$6,940
6.00%, with various maturities to 2026	1,837	1,889,456
6.25%, with maturity at 2008	3	3,216
6.50%, with various maturities to 2024	35,745	37,273,092
6.87%, with maturity at 2024	840	887,229
7.00%, with various maturities to 2026	26,922	28,474,218
7.09%, with maturity at 2023	2,351	2,497,867
7.25%, with maturity at 2022	3,512	3,744,244
7.31%, with maturity at 2027	908	968,239
7.50%, with various maturities to 2028	14,177	15,191,699
7.63%, with maturity at 2019	1,474	1,581,981
7.75%, with various maturities to 2018	111	118,083
7.78%, with maturity at 2022	350	377,959
7.85%, with maturity at 2020	1,154	1,247,597
8.00%, with various maturities to 2028	49,904	53,602,779
8.13%, with maturity at 2019	2,241	2,436,436
8.15%, with various maturities to 2021	831	890,758
8.25%, with various maturities to 2017	1,388	1,447,135
8.50%, with various maturities to 2027	16,571	17,972,953
8.75%, with various maturities to 2016	928	959,284
9.00%, with various maturities to 2032	42,393	46,954,985
9.25%, with various maturities to 2017	1,980	2,110,811
9.50%, with various maturities to 2026	9,983	11,102,439
9.75%, with various maturities to 2018	679	718,291
10.00%, with various maturities to 2025	10,818	12,326,590
10.50%, with various maturities to 2021	6,401	7,400,857
10.75%, with maturity at 2011	240	259,667
11.00%, with various maturities to 2021	9,574	11,058,204
11.25%, with maturity at 2014	208	229,918
11.50%, with various maturities to 2019	4,779	5,489,458
11.75%, with maturity at 2011	156	172,674
12.00%, with various maturities to 2019	1,864	2,188,495
12.25%, with various maturities to 2019	216	246,988
12.50%, with various maturities to 2019	3,949	4,575,952
12.75%, with various maturities to 2015	52	60,902
13.00%, with various maturities to 2019	582	687,114
13.25%, with various maturities to 2019	76	89,621
13.50%, with various maturities to 2019	1,036	1,208,868
14.00%, with various maturities to 2016	217	255,717
14.50%, with various maturities to 2014	26	32,525
14.75%, with maturity at 2010	68	77,180
15.00%, with various maturities to 2013	477	574,631

1

15.25%, with maturity at 2012	$29	$35,894
15.50%, with maturity at 2011	11	13,254
16.00%, with maturity at 2012	36	43,821
16.25%, with various maturities to 2012	20	23,905
		$279,509,926
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	6	5,450
3.475%, with maturity at 2035 (1)	5,161	5,216,062
3.644%, with maturity at 2020 (1)	10,688	10,844,977
3.669%, with maturity at 2036 (1)	5,274	5,329,635
4.15%, with maturity at 2036 (1)	2,124	2,151,606
5.25%, with maturity at 2006	3	3,234
6.00%, with various maturities to 2024	1,464	1,501,273
6.50%, with various maturities to 2026 (2)	119,313	124,328,540
7.00%, with various maturities to 2029	62,902	66,506,334
7.25%, with various maturities to 2023	275	285,794
7.50%, with various maturities to 2029	34,842	37,175,682
7.75%, with maturity at 2008	54	55,649
7.875%, with maturity at 2021	2,128	2,305,660
7.979%, with maturity at 2030	194	209,419
8.00%, with various maturities to 2027	36,821	39,820,171
8.25%, with various maturities to 2025	1,932	2,054,746
8.33%, with maturity at 2020	1,069	1,169,458
8.50%, with various maturities to 2027	17,717	19,237,804
8.679%, with maturity at 2021	836	914,055
8.75%, with various maturities to 2017	1,129	1,177,940
8.91%, with maturity at 2010	306	323,133
9.00%, with various maturities to 2030	7,450	8,079,345
9.125%, with maturity at 2011	191	203,838
9.25%, with various maturities to 2016	357	377,041
9.50%, with various maturities to 2030	9,196	10,170,007
9.75%, with maturity at 2019	58	65,883
9.851%, with maturity at 2021	279	314,648
9.892%, with maturity at 2025	203	227,955
10.00%, with various maturities to 2027	8,703	9,862,295
10.151%, with maturity at 2021	209	242,779
10.153%, with maturity at 2023	359	414,593
10.388%, with maturity at 2020	324	364,484
10.406%, with maturity at 2021	408	469,133
10.50%, with various maturities to 2025	2,706	3,060,627
10.646%, with maturity at 2025	215	244,411
11.00%, with various maturities to 2025	4,482	5,142,715
11.243%, with maturity at 2019	257	295,920
11.50%, with various maturities to 2020	3,002	3,445,706
11.591%, with maturity at 2018	570	660,267
11.75%, with various maturities to 2017	385	445,528

2

12.00%, with various maturities to 2019	$6,800	$7,942,239
12.061%, with maturity at 2025	166	194,800
12.25%, with various maturities to 2015	315	366,533
12.406%, with maturity at 2021	254	296,474
12.50%, with various maturities to 2021	1,953	2,271,385
12.697%, with maturity at 2015	537	638,076
12.75%, with various maturities to 2015	453	527,180
13.00%, with various maturities to 2019	1,217	1,405,619
13.25%, with various maturities to 2015	355	414,783
13.50%, with various maturities to 2015	948	1,134,212
13.75%, with maturity at 2011	10	12,164
14.00%, with maturity at 2014	29	34,440
14.50%, with maturity at 2014	32	39,938
14.75%, with maturity at 2012	716	857,312
15.00%, with various maturities to 2013	796	968,717
15.50%, with maturity at 2012	106	129,925
15.75%, with maturity at 2011	4	4,501
16.00%, with maturity at 2012	361	443,509
		$382,385,604
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	131,806	137,468,954
7.00%, with various maturities to 2025 (2)	63,241	66,874,614
7.25%, with various maturities to 2022	215	229,405
7.50%, with various maturities to 2024	18,089	19,251,138
8.00%, with various maturities to 2027	40,085	43,288,286
8.25%, with various maturities to 2019	406	440,448
8.30%, with maturity at 2020	187	204,502
8.50%, with various maturities to 2018	6,974	7,586,130
9.00%, with various maturities to 2027	23,614	26,276,658
9.50%, with various maturities to 2026 (2)	17,892	19,940,680
10.00%, with various maturities to 2025	6,208	6,995,612
10.50%, with various maturities to 2020	6,083	7,011,765
11.00%, with various maturities to 2020	2,145	2,498,501
11.50%, with maturity at 2013	28	32,291
12.00%, with various maturities to 2015	2,039	2,386,326
12.50%, with various maturities to 2019	811	950,447
13.00%, with various maturities to 2014	213	251,980
13.50%, with maturity at 2011	8	9,475
14.50%, with maturity at 2014	7	8,575
15.00%, with various maturities to 2013	193	238,503
16.00%, with various maturities to 2012	48	58,494
		$342,002,784

3

Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$1,369	$1,385,708
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,118	3,195,940
Federal Home Loan Mortgage Corp., Series 1671, Class HA, 4.01%, due 2024 (3)	2,500	2,507,776
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	5,172	5,409,957
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,708	2,775,087
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	8,189	8,409,982
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,078	1,117,687
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	864	907,598
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,954	2,054,274
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,618	1,720,259
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,302	1,354,726
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,920	4,143,735
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	7,039	7,558,525
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	3,315	3,546,220
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	1,150	1,279,471
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,424	1,537,830
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	5,013	5,256,217
		$54,160,992
Total Mortgage Pass-Throughs (identified cost $1,066,208,779)		$1,058,059,306

4

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (4)	$6,000	$7,855,080
Total U.S. Treasury Obligations (identified cost, $6,263,759)		$7,855,080

Short-Term Investments — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$6,780	$6,780,000
Total Short-Term Investments (at amortized cost, $6,780,000)		$6,780,000
Total Investments — 119.5% (identified cost $1,079,252,538)		$1,072,694,386
Other Assets, Less Liabilities — (19.5)%		$(174,999,700)
Net Assets — 100.0%		$897,694,686

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at July 31, 2005.
(3)	Floating-rate secuirty
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/05	500 U.S. Treasury Note	Short	$(54,347,655)	$(53,601,565)	$746,090

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,079,317,433
Gross unrealized appreciation	$5,088,214
Gross unrealized depreciation	(11,711,261)
Net unrealized depreciation	$(6,623,047)

5

Eaton Vance High Income Fund as of July 31, 2005 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2005, the value of the Fund’s investment in the Portfolio was $775,014,719 and the Fund owned approximately 66.7% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio                                                                                                                              as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 1.5% (1)

	Principal
Security	Amount	Value
Auto and Parts — 0.3%
Delphi Corp., Term Loan, 9.91%, Maturing 6/14/11	$3,600,000	$3,721,500
		$3,721,500
Beverage, Food and Tobacco — 0.4%
New World Pasta, Term Loan B, 14.25%, Maturing 1/28/06	4,277,546	4,241,901
		$4,241,901
Building Materials — 0.6%
Masonite International, Term Loan, 9.38%, Maturing 10/6/06	7,000,000	7,000,000
		$7,000,000
Lodging and Casinos — 0.1%
Resorts International Holdings, LLC, Term Loan, 9.23%, Maturing 3/22/13	700,000	705,359
		$705,359
Utility-Electric Power Generation — 0.1%
Mirant Corp., Revolving Term Loan, 364 day credit agreement with trade date 7/17/2001 (2)	2,100,000	1,783,906
		$1,783,906
Total Senior, Floating Rate Loans (identified cost $17,263,203)		$17,452,666

Corporate Bonds & Notes — 90.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace and Defense — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,724,626
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	800,962
L-3 Communications Corp., Sr. Sub. Notes, 6.375%, 10/15/15 (3)	1,220	1,241,350
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (3)	395	418,700
		$4,185,638
Airlines — 1.8%
American Airlines, 7.80%, 10/1/06	7,968	7,654,916
American Airlines, 7.858%, 10/1/11	260	277,527
American Airlines, 8.608%, 4/1/11	570	548,373
AMR Corp., 9.00%, 8/1/12	7,790	6,270,950
Continental Airlines, 7.033%, 6/15/11	3,542	3,045,466
Delta Air Lines, 7.779%, 11/18/05	217	78,256
Delta Air Lines, 8.30%, 12/15/29	1,005	231,150
Delta Air Lines, 9.50%, 11/18/08 (3)	2,358	1,874,610
Northwest Airlines, Inc., 8.875%, 6/1/06	540	369,900
		$20,351,148

1

Apparel — 0.7%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,305	$1,194,075
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,009,212
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,427,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,931,312
		$8,562,224
Auto and Parts — 3.9%
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13 (3)	1,230	1,291,500
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,265	1,309,218
Delphi Corp., 6.55%, 6/15/06	5,320	5,246,850
Ford Motor Credit Co., 7.875%, 6/15/10	13,685	13,826,174
General Motors Acceptance Corp., 7.00%, 2/1/12	4,935	4,748,304
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,224,875
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (3)	2,670	2,362,950
Rexnord Corp., 10.125%, 12/15/12	1,195	1,314,500
Tenneco Automotive, Inc., 8.625%, 11/15/14	2,965	3,113,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,528,475
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,495,430
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,728,450
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	9,527
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	2,148,550
		$45,348,053
Broadcast Media — 3.3%
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,800,243
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,814,450
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,425,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,875	9,056,250
		$38,096,443
Broadcasting and Cable — 6.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	9,200	7,889,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	6,504,137
Century Communications, Sr. Notes, 8.75%, 10/1/07 (2)	1,040	1,050,400
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	520	331,500
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	885	696,937
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10	4,035	4,186,312
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10	1,315	1,098,025

2

Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., Sr. Notes, 11.125%, 1/15/11	$1,240	$995,100
CSC Holdings, Inc., Sr. Notes, 6.75%, 4/15/12 (3)	735	714,787
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,581
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	622,687
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14	480	522,000
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	16,840	17,218,900
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	7,785	8,641,350
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,097,600
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,372,700
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,345	4,861,856
Nextmedia Operating, Inc., 10.75%, 7/1/11	3,260	3,573,775
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR 1,130	1,468,370
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11	5,017	5,593,955
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (4)	EUR 1,935	2,594,398
Paxson Communications Corp., 10.75%, 7/15/08	1,560	1,552,200
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,890,900
		$76,492,470
Building and Construction-Miscellaneous — 0.0%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	569,925
		$569,925
Building Materials — 1.9%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (3)	1,325	1,185,875
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	767,350
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
Koppers, Inc., 9.875%, 10/15/13	60	65,700
National Waterworks, Inc., Series B, 10.50%, 12/1/12	2,925	3,436,875
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,234,637
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14 (3)	2,815	1,618,625
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,430	3,018,400
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	3,120	3,104,400
		$22,585,082
Business Products and Services — 1.0%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	1,905	1,924,050
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,315	5,647,187
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	2,835	2,770,769
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,100	1,091,750
		$11,433,756

3

Business Services — 1.4%
Advanstar Communications, Inc., 10.75%, 8/15/10	$6,120	$6,976,800
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,929,450
FTI Consulting, Sr. Notes, 7.625%, 6/15/13 (3)	1,205	1,230,606
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,455,925
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,746,525
		$16,339,306
Chemicals — 4.6%
Avecia Group PLC, 11.00%, 7/1/09	391	402,241
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	3,783	4,293,705
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,130	2,212,537
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,512,125
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,368,000
Hercules, Inc., 11.125%, 11/15/07	2,700	3,064,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	7,102,500
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (3)	875	903,437
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,332,337
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (3)	3,310	3,624,450
OM Group, Inc., 9.25%, 12/15/11	10,260	10,516,500
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	30,225
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,030	3,272,400
PQ Corp., 7.50%, 2/15/13 (3)	1,305	1,311,525
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	6,120	6,624,900
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,297,312
		$53,868,694
Computer Software & Services — 2.4%
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	7,950	8,297,812
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	5,300	5,518,625
UGS Corp., 10.00%, 6/1/12	12,660	14,115,900
		$27,932,337
Consumer Products — 1.2%
Fedders North America, Inc., 9.875%, 3/1/14	2,982	2,132,130
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,417,500
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,000,500
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,833,362

4

Spectrum Brands, Inc., 7.375%, 2/1/15	$3,205	$3,180,962
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,386,750
		$13,951,204
Consumer Services — 0.1%
Service Corp. International, Sr. Notes, 7.00%, 6/15/17 (3)	1,240	1,278,750
		$1,278,750
Containers and Packaging — 2.0%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,625	1,795,625
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,776,512
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,886,456
Pliant Corp. (PIK), 11.625%, 6/15/09 (3)	2,608	2,836,488
Pliant Corp., Sr. Notes, 11.125%, 9/1/09	1,255	1,217,350
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,220	3,099,250
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	1,755	1,842,750
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,305,400
		$22,759,831
Electronics / Electrical — 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15	1,545	1,491,456
		$1,491,456
Energy — 0.1%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.41%, 12/15/11 (3)	1,635	1,610,475
		$1,610,475
Energy Services — 0.8%
Port Arthur Finance Corp., 12.50%, 1/15/09	7,679	8,715,586
		$8,715,586
Entertainment — 2.6%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	2,700	2,740,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (3)	9,795	9,599,100
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	4,470,200
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	11,076,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	270	284,850
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.96%, 5/1/10	2,160	2,268,000
		$30,438,650
Equipment Leasing — 1.2%
Greenbrier Cos., Inc. (The), Sr. Notes, 8.375%, 5/15/15 (3)	4,740	4,965,150
Neff Rental/Neff Finance, 11.25%, 6/15/12 (3)	1,475	1,534,000
United Rentals North America, Inc., 6.50%, 2/15/12	930	909,075
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	6,385	6,049,787
		$13,458,012

5

Financial Services — 0.2%
Residential Capital Corp., 6.875%, 6/30/15 (3)	$1,945	$2,028,479
		$2,028,479
Foods — 1.9%
American Seafood Group, LLC, 10.125%, 4/15/10	6,165	6,642,788
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	5,130	3,744,900
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,015	4,588,725
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	5,478,200
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,721,760
		$22,176,373
Health Services — 3.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (3)	4,020	4,321,500
Healthsouth Corp., 7.625%, 6/1/12	4,070	4,008,950
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	2,615	2,631,344
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (3)	1,580	1,678,750
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,424,800
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,701,000
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,918,175
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,952,800
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,516,763
		$39,154,082
Household Products — 0.1%
Del Laboratories, Inc., Sr. Sub Notes, 8.00%, 2/1/12	2,065	1,682,975
		$1,682,975
Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	881,020
		$881,020
Investment Services — 1.3%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	2,875	3,069,063
Refco Finance Holdings, 9.00%, 8/1/12	10,730	11,642,050
		$14,711,113
Lodging — 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 7.78%, 6/1/11	1,660	1,738,850
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	507,450
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,890	6,317,025
		$8,563,325
Lodging and Gaming — 4.5%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	2,960	3,030,300
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (3)	7,220	8,862,550
Eldorado Casino Shreveport, 10.00%, 8/1/12	890	890,214

6

Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	$4,180	$4,843,575
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,501,406
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,685,788
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,240,681
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	557,563
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,385	2,486,363
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	10,060	10,261,200
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,376	11,102,320
		$52,461,960
Machinery — 2.0%
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (3)	770	731,500
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	3,720	4,045,500
Flowserve Corp., 12.25%, 8/15/10	3,470	3,712,900
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	668,515
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,124,700
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,438,610
		$22,721,725
Manufacturing — 3.5%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,425,025
Dresser, Inc., 9.375%, 4/15/11	8,975	9,468,625
Goodman Global Holdings, Sr. Notes, Variable Rate, 6.41%, 6/15/12 (3)	1,850	1,868,500
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,602,375
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,886,375
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	2,921,625
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	445	432,763
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (3)	11,485	11,772,125
		$40,377,413
Medical Products — 1.6%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,835	2,490,025
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,622,125
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	2,850	3,078,000
Medquest, Inc., 11.875%, 8/15/12	6,185	6,061,300
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,632,963
		$18,884,413
Metals-Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (3)	3,880	3,986,700
		$3,986,700
Metals-Industrial — 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,305	2,408,725
		$2,408,725

7

Metals-Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,454,275
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,460,600
		$4,914,875
Mining-Coal — 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,856,475
		$1,856,475
Oil and Gas-Equipment and Services — 4.2%
ANR Pipeline Co., 8.875%, 3/15/10	1,600	1,753,894
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,225,600
Giant Industries, 8.00%, 5/15/14	2,845	3,001,475
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	9,059,050
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,273,700
Northwest Pipeline Corp., 8.125%, 3/1/10	825	899,250
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,841,100
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,790,250
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	385	418,688
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,855,110
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,315,421
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (3)	975	921,375
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,286,700
United Refining Co., Sr. Notes, 10.50%, 8/15/12	3,795	3,984,750
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (3)	380	399,000
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,571,763
		$48,597,126
Oil and Gas-Exploration and Production — 0.7%
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13 (3)	1,220	1,223,050
El Paso Corp., Sr. Notes, 7.625%, 8/16/07 (3)	2,430	2,502,900
El Paso Production Holding Co., 7.75%, 6/1/13	630	671,738
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,286,250
Petrobras International Finance Co., 7.75%, 9/15/14	670	706,850
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,194,500
		$8,585,288
Other Energy — 0.4%
Inergy L.P./ Finance, Sr. Notes, 6.875%, 12/15/14 (3)	4,700	4,629,500
		$4,629,500

8

Paper — 0.2%
JSG Funding PLC, Sr. Sub. Notes, 7.75%, 4/1/15	$2,295	$1,962,225
		$1,962,225
Paper and Forest Products — 2.8%
Caraustar Industries, Inc., 7.375%, 6/1/09	485	488,638
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,765	5,894,713
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,775,075
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,422,650
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	3,760	3,816,400
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	3,290	3,043,250
NewPage Corp., 10.00%, 5/1/12 (3)	8,810	8,986,200
Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625%, 6/15/11	1,235	1,284,400
		$32,711,326
Printing and Business Products — 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,780	1,905,059
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,786,362
		$10,691,421
Printing and Publishing — 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	1,655	1,626,038
		$1,626,038
Publishing — 1.5%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	7,379	7,508,133
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,697,769
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	847,300
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	6,425	7,035,375
		$17,088,577
Recycling — 0.3%
Aleris International, Inc., 9.00%, 11/15/14	2,373	2,497,583
Aleris International, Inc., Sr. Notes, 10.375%, 10/15/09	1,250	1,384,375
		$3,881,958
REITS — 0.2%
Ventas Realty L.P./Capital Corp., Sr. Notes, 7.125%, 6/1/15 (3)	1,725	1,832,813
		$1,832,813
Retail-Food and Drug — 0.9%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,104,750
Rite Aid Corp., 7.125%, 1/15/07	4,140	4,181,400
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,502,544
		$10,788,694
Satellite Communications — 2.4%
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,647,599
Intelsat Bermuda Ltd., Sr. Notes, 8.25%, 1/15/13 (3)	1,270	1,333,500
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 8.695%, 1/15/12 (3)	6,315	6,472,875

9

Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	$7,225	$6,881,813
New Skies Satellites NV, Sr. Notes, Variable Rate, 8.539%, 11/1/11	2,525	2,638,625
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	3,980	4,119,300
PanAmSat Corp., 9.00%, 8/15/14	2,245	2,491,950
		$27,585,662
Semiconductors — 1.8%
Advanced Micro Devices, Inc., 7.75%, 11/1/12	9,250	9,411,875
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,230	1,956,825
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,870	9,293,850
		$20,662,550
Textiles and Apparel — 2.0%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,235	1,302,925
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	8,140	9,177,850
Levi Strauss & Co., Sr. Notes, Variable Rate, 8.254%, 4/1/12	3,020	3,035,100
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,915,475
Quiksilver, Inc., Sr. Notes, 6.875%, 4/15/15 (3)	4,000	4,050,000
		$23,481,350
Transportation — 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12 (3)	5,190	5,579,250
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (3)	2,745	2,223,450
Horizon Lines, LLC, 9.00%, 11/1/12 (3)	3,600	3,879,000
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,289,925
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	885	819,731
Quality Distribution LLC/QD Capital, Variable Rate, 8.099%, 1/15/12 (3)	2,100	2,008,125
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12 (3)	1,290	1,525,425
		$17,324,906
Utility-Electric Power Generation — 4.2%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,258,375
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	512,983
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,775,200
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	4,011,660
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,518	2,947,449
Calpine Corp., 8.75%, 7/15/13 (3)	5,645	4,233,750
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	1,300	1,202,500
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	6,665	6,681,663
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	440,000
Dynegy Holdings, Inc., 7.625%, 10/15/26	2,485	2,435,300
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (3)	2,690	3,080,050
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,674,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13	1,721	1,850,075

10

Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	$6,490	$7,820,450
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,320,000
Reliant Energy, Inc., 9.50%, 7/15/13	3,300	3,687,750
		$48,931,205
Waste Management — 0.9%
Allied Waste North America, Series B, 8.875%, 4/1/08	4,935	5,231,100
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,015	959,175
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (3)	4,810	4,834,050
		$11,024,325
Wireless Communication Services — 5.4%
AirGate PCS, Inc., Variable Rate, 7.349%, 10/15/11	1,350	1,410,750
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	2,270	2,545,238
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,324,150
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	1,046	1,106,145
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,970	14,672,313
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	1,200	1,239,000
IWO Escrow Co., Sr. Disc. Notes, 10.75%, (0.00% until 2010) 1/15/15 (3)	2,470	1,778,400
IWO Escrow Co., Variable Rate, 7.349%, 1/15/12 (3)	675	691,875
IWO Holdings, Inc., 14.00%, 1/15/11 (2)	7,490	0
Rogers Wireless, Inc., 7.50%, 3/15/15	2,170	2,381,575
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,742,825
Rogers Wireless, Inc., Variable Rate, 6.535%, 12/15/10	3,870	4,048,988
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	2,482	2,289,645
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,113,738
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,632,194
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	10,310	11,804,950
		$62,781,786
Wireline Communication Services — 3.3%
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,405	9,263,925
Qwest Capital Funding, Inc., 6.375%, 7/15/08	2,240	2,206,400
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,160	1,145,500
Qwest Capital Funding, Inc., 7.90%, 8/15/10	1,625	1,641,250
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,494,500
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	11,205	10,868,850
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	2,510	2,604,125
Qwest Services Corp., 13.50%, 12/15/10	7,290	8,419,950
U.S. West Communications, Debs., 7.20%, 11/10/26	585	529,425
		$38,173,925
Total Corporate Bonds & Notes (identified cost $1,002,889,037)		$1,048,639,368

11

Convertible Bonds — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,516,800
Kerzner International Ltd., 2.375%, 4/15/24 (3)	2,720	3,165,400
L-3 Communications Corp., 3.00%, 8/1/35 (3)(4)	2,190	2,239,275
Nortel Networks Ltd., 4.25%, 9/1/08	11,760	11,039,700
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,145,906
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	1,130,194
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	2,336,688
Total Convertible Bonds (identified cost, $22,020,066)		$22,573,963

Common Stocks — 2.2%

Security	Shares	Value
Broadcasting and Cable — 0.7%
NTL, Inc. (5)	54,115	$3,605,682
Telewest Global, Inc. (5)	195,586	4,369,391
		$7,975,073
Lodging and Gaming — 0.7%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
Shreveport Gaming Holdings, Inc.	6,014	8,660
Trump Atlantic City (4)(5)	6,815,000	262,378
Trump Entertainment Resorts, Inc. (5)	427,818	8,090,038
		$8,513,183
Wireless Communication Services — 0.8%
Crown Castle International Corp. (5)	49,828	1,084,008
IWO Holdings, Inc. (4)(5)	234,063	7,841,111
		$8,925,119
Total Common Stocks (identified cost $18,796,607)		$25,413,375

12

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Oil and Gas-Equipment and Services — 0.5%
Chesapeake Energy Corp.	11,225	$1,849,319
Williams Holdings of Delaware (3)	45,592	4,559,200
		$6,408,519
Utility-Electric Power Generation — 0.1%
NRG Energy, Inc. (3)	865	961,015
		$961,015
Wireless Communication Services — 0.6%
Crown Castle International Corp., (PIK)	138,027	6,866,843
		6,866,843
Total Convertible Preferred Stocks (identified cost $10,383,866)		$14,236,377

Warrants — 0.2%

Security	Shares	Value
Broadcasting and Cable — 0.0%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	3,390	0
		$0
Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Manufacturing — 0.1%
Mueller Holdings, Inc., Exp. 4/15/14 (3)(5)	2,325	837,581
		$837,581
Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (3)(4)(5)	9,547	0
		$0
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	1,244	13
		$13

13

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	$849
		$849
Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (4)(5)	3,266	38,081
		$38,081
Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	1,634,754
		$1,634,754
Total Warrants (identified cost $1,182,468)		$2,511,278

Commercial Paper — 2.1%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 3.29%, 8/1/05	$23,894	$23,894,000
Total Commercial Paper (at amortized cost, $23,894,000)		$23,894,000

Short-Term Investments — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.5% (identified cost $1,098,429,247)		$1,156,721,027
Other Assets, Less Liabilities — 0.5%		$6,068,093
Net Assets — 100.0%		$1,162,789,120

14

EUR	—	Euro
PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $244,173,595 or 21.0% of the Fund’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

A summary of obligations under these financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement		In Exchange For	Net Unrealized
Date(s)	Deliver	(in U.S. dollars)	Depreciation
8/31/05	Euro
	3,496,387	$4,218,391	$(33,238)
		$4,218,391	$(33,238)

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,101,551,588
Gross unrealized appreciation	$70,649,576
Gross unrealized depreciation	(15,480,137)
Net unrealized appreciation	$55,169,439

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income tax basis was $7,567.

15

Restricted Securities

At July 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02 –	1,244	$0	$13
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	152,107
			$0	$152,120

16

Eaton Vance Low Duration Fund  as of July 31, 2005 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2005, the Fund owned approximately 99.8% of Investment Portfolio’s outstanding interests, approximately 0.9% of Government Obligations Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at July 31, 2005 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio
(identified cost, $48,230,350)	$47,719,930	76.9%
Government Obligations Portfolio
(identified cost, $10,138,800)	$8,432,175	13.6%
Floating Rate Portfolio
(identified cost, $6,302,258)	$6,328,277	10.2%
Total Investments — 100.3% (identified cost, $64,671,408)	$62,480,382	100.7%
Other Assets, Less Liabilities	$(424,910)	(0.7)%
Net Assets — 100.0%	$62,055,472	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio                                                                                                                                 as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 88.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
3.433%, with maturity at 2025 (1)	$1,457	$1,482,833
3.765%, with maturity at 2037 (1)	254	255,237
8.00%, with various maturities to 2025	2,002	2,051,108
9.25%, with maturity at 2017	483	505,646
		$4,294,824
FNMA:
3.157%, with maturity at 2018 (1)	303	305,649
3.669%, with maturity at 2036 (1)	1,758	1,776,545
4.15%, with maturity at 2036 (1)	2,035	2,061,605
9.00%, with maturity at 2011	1,687	1,775,428
9.50%, with various maturities to 2022	4,142	4,518,904
15.00%, with maturity at 2013	2,146	2,613,826
		$13,051,957
GNMA:
11.00%, with maturity at 2016	208	237,099
		$237,099
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,282,665
FHLMC, Series 1577, Class PH, 6.30%, due 2023	1,505	1,524,278
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,654	1,694,990
FHLMC, Series 1671, Class HA, 4.01%, due 2024 (2)	2,500	2,507,776
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	741	753,191
FHLMC, Series 2132, Class FB, 4.061%, due 2019 (2)	1,932	1,974,089
FHLMC, Series 2791, Class FI, 3.304%, due 2031 (2)	2,685	2,682,670
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,057,190
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,550	1,612,769
FNMA, Series G97-4, Class FA, 4.206%, due 2027 (2)	638	645,970
GNMA, Series 2002-5, Class FP, 3.52%, due 2032 (2)	6,873	6,938,842
		$24,674,430
Total Mortgage Pass-Throughs (identified cost $42,769,670)		$42,258,310

1

Short-Term Investments — 11.0%
Banque National De Paris Time Deposit, 3.29%, 8/1/05	$2,003	$2,002,686
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	3,270	3,270,000
Total Short-Term Investments (at amortized cost, $5,272,686)		$5,272,686
Total Investments — 99.4% (identified cost $48,042,356)		$47,530,996
Other Assets, Less Liabilities — 0.6%		$292,621
Net Assets — 100.0%		$47,823,617

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)

(1)	Adjustable rate mortgage.
(2)	Floating-rate secuirty

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$48,042,356
Gross unrealized appreciation	$48,242
Gross unrealized depreciation	(559,602)
Net unrealized depreciation	$(511,360)

2

Eaton Vance Strategic Income Fund as of July 31, 2005 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2005, the Fund owned approximately 99.9% of Strategic Income Portfolio’s outstanding interests, approximately 5.0% of High Income Portfolio’s outstanding interests and approximately 1.7% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2005 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets
Strategic Income Portfolio (identified cost, $405,904,098)	$397,865,598	71.4%
High Income Portfolio (identified cost, $59,872,828)	$61,512,493	11.1%
Floating Rate Portfolio (identified cost, $100,812,100)	$101,000,665	18.1%
Total Investments (identified cost, $566,589,026)	$560,378,756	100.6%
Other Assets, Less Liabilities	$(3,106,340)	(0.6)%
Net Assets	$557,272,416	100.0%

Strategic Income Portfolio                                                                                                                         as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 71.1%

Security	Principal		U.S. $Value
Colombia — 1.4%
Republic of Colombia, 11.75%, 3/1/10	COP	12,139,000,000	$5,703,283
Total Colombia (identified cost $5,098,721)			$5,703,283
Indonesia — 1.5%
APP Finance VI, 0.00%, 11/18/12 (1)(2)		4,000,000	150,000
APP Finance VII, 3.50%, 4/30/03 (1)(2)		2,000,000	260,000
DGS International Finance, 10.00%, 6/1/07 (2)		2,000,000	50,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)		1,000,000	705,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000	4,913,055
Total Indonesia (identified cost $11,255,930)			$6,078,055
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM	716,595	441,719
Total Morocco (identified cost $367,800)			$441,719
New Zealand — 2.3%
New Zealand Government, 7.00%, 7/15/09	NZD	12,600,000	8,996,598
Total New Zealand (identified cost $8,914,860)			$8,996,598
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (2)(3)		2,000,000	650,000
Total Philippines (identified cost $1,917,237)			$650,000
United States — 65.6%
Corporate Bonds & Notes — 1.3%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	439,240
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	315,153
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000	446,944
Eaton Corp., 8.875%, 6/15/19		500,000	656,112
Ford Holdings, 9.30%, 3/1/30		1,000,000	910,571
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,201,515
US Bancorp, 7.50%, 6/1/26		840,000	1,071,421
Total Corporate Bonds & Notes (identified cost, $4,651,700)			$5,040,956

1

Collateralized Mortgage Obligations — 16.0%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	$1,371,464	$1,435,422
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	1,143,911	1,194,938
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	4,330,751	4,494,605
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	1,066,049	1,144,558
Federal National Mortgage Association, Series 1992-180, Class F, 4.494%, 10/25/22 (4)	4,757,032	4,875,254
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,536,596	1,601,378
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	3,458,187	3,644,945
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	4,605,016	4,897,037
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	3,083,527	3,241,150
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	9,491,851	9,664,200
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	4,119,122	4,342,893
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,652,409	2,852,887
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	1,045,832	1,100,783
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	3,564,469	3,812,933
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	1,193,248	1,266,500
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,993,088	5,181,159
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/25/23	1,149,196	1,193,980
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,141,145
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,692,527	2,716,681
Total Collateralized Mortgage Obligations (identified cost, $65,325,436)		$63,802,448

2

Mortgage Pass-Throughs — 43.1%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$9,530,971	$9,803,395
6.50% with various maturities to 2024	6,764,665	7,062,957
7.00% with various maturities to 2024	4,697,843	4,976,002
7.31% with maturity at 2026	831,326	886,657
7.50% with various maturities to 2026	17,265,530	18,489,648
7.95% with maturity at 2022	1,250,324	1,358,985
8.00% with various maturities to 2021	517,769	541,637
8.15% with maturity at 2021	1,026,363	1,057,262
8.30% with maturity at 2021	610,431	668,734
8.47% with maturity at 2018	529,577	579,877
8.50% with various maturities to 2028	4,760,618	5,238,448
9.00% with various maturities to 2027	2,602,724	2,886,991
9.25% with various maturities to 2016	488,553	511,502
9.50% with various maturities to 2027	984,480	1,098,317
9.75% with various maturities to 2020	119,290	128,999
10.00% with various maturities to 2025	1,090,023	1,241,605
10.25% with maturity at 2013	293,615	313,483
10.50% with various maturities to 2021	1,595,622	1,858,914
11.00% with various maturities to 2019	2,645,560	3,062,120
11.25% with maturity at 2010	30,000	32,991
12.50% with various maturities to 2019	333,152	385,839
12.75% with maturity at 2013	25,201	28,426
13.25% with maturity at 2013	4,787	5,556
13.50% with maturity at 2019	31,285	36,109
		$62,254,454
Federal National Mortgage Association:
3.678% with maturity at 2035 (5)	16,447,830	16,623,035
4.143% with maturity at 2023 (5)	977,833	983,144
6.50% with various maturities to 2028	9,847,907	10,256,030
7.00% with various maturities to 2024	2,317,805	2,449,949
7.50% with various maturities to 2026	17,954,591	19,083,974
8.00% with various maturities to 2028	19,714,101	21,397,247
8.50% with various maturities to 2026	651,135	686,589
8.91% with maturity at 2010	304,971	322,491
9.00% with various maturities to 2024	2,032,195	2,224,053
9.03% with maturity at 2028	2,742,391	3,024,794
9.50% with various maturities to 2030	4,093,863	4,577,870
10.50% with maturity at 2020	201,029	235,246
11.00% with various maturities to 2025	243,160	278,908
11.50% with maturity at 2019	258,714	298,861
12.00% with maturity at 2015	160,559	186,467
12.50% with maturity at 2015	895,569	1,040,198
12.75% with maturity at 2014	26,226	31,703
13.00% with various maturities to 2015	349,139	411,951

3

13.50% with various maturities to 2015	$159,576	$187,239
14.75% with maturity at 2012	547,093	658,211
		$84,957,960
Government National Mortgage Association:
7.00% with various maturities to 2024	4,994,641	5,289,951
7.50% with various maturities to 2028	6,214,820	6,667,581
7.75% with maturity at 2019	50,214	54,275
8.00% with various maturities to 2023	2,464,736	2,675,951
8.30% with various maturities to 2020	620,220	674,440
8.50% with various maturities to 2021	444,334	480,361
9.00% with various maturities to 2025	1,758,583	1,941,373
9.50% with various maturities to 2026	5,230,206	5,907,461
12.50% with maturity at 2019	401,974	468,630
13.50% with maturity at 2014	27,456	33,560
		$24,193,583
Total Mortgage Pass-Throughs (identified cost, $172,085,588)		$171,405,997
Auction Rate Certificates — 4.7%
Brazos Student Finance Corp., Series 2004A-4, Variable Rate, 3.35%, 3/1/40 (5)	4,250,000	$4,250,000
Brazos Student Finance Corp., Series 2004A-6, Variable Rate, 3.38%, 3/1/40 (5)	4,250,000	4,250,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.40%, 7/1/32 (5)	2,500,000	2,500,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 3.50%, 7/1/32 (5)	7,800,000	7,800,000
Total Auction Rate Certificates (identified cost, $18,800,000)		$18,800,000
U.S. Treasury Obligations — 0.5%
United States Treasury Bond, 7.875%, 2/15/21 (6) — (identified cost, $1,831,468)	1,500,000	2,058,810
Total United States (identified cost $262,694,192)		$261,108,211
Total Bonds & Notes (identified cost, $290,248,740)		$282,977,866

4

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (7)(8)	8,155	$407,750
		$407,750
Total Indonesia (identified cost $1,522,635)		$407,750
Total Common Stocks (identified cost $1,522,635)		$407,750

Commercial Paper — 23.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Autobahn Funding Co., 3.31%, 8/5/05	$19,000	$18,993,012
Bavaria TRR Corp., 3.30%, 8/4/05	19,000	18,994,776
George Street Finance, LLC, 3.28%, 8/2/05	19,000	18,998,269
Giro Balanced Funding Corp., 3.32%, 8/8/05	19,000	18,987,734
Steamboat Funding Corp., 3.36%, 8/10/05	19,000	18,984,040
Total Commercial Paper (at amortized cost, $94,957,831)		$94,957,831

Short-Term Investments — 4.4%

Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$17,480,000	$17,480,000
Total Short-Term Investments (at amortized cost, $17,480,000)		$17,480,000

Call Options Purchased — 0.2%

Security	Contracts	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$415,328
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	261,820
Total Call Options Purchased (at identified cost, $641,472)		$677,148
Total Investments — 99.7% (identified cost $404,850,678)		$396,500,595
Other Assets, Less Liabilities — 0.3%		$1,365,017
Net Assets — 100.0%		$397,865,612

5

COP	—	Colombian Peso
DEM	—	Deutsche Mark
IDR	—	Indonesian Rupiah
NZD	—	New Zealand Dollar

(1)	Convertible bond.
(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $650,000 or 0.2% of the net assets.

(4)	Floating-Rate.
(5)	Adjustable rate securities. Rates shown are the rates at period end.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Non-income producing security.

6

Eaton Vance Tax-Managed International Equity Fund as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $73,854,033 and the Fund owned approximately 50.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed International Equity Portfolio                                                                                     as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace and Defense — 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,649,340
		$1,649,340
Airport Operator/Development — 0.7%
BAA PLC	93,500	992,194
		$992,194
Automobiles — 3.4%
Honda Motor Co., Ltd.	38,000	1,962,247
Renault SA	7,500	687,695
Toyota Motor Corp.	60,000	2,274,723
		$4,924,665
Banking — 16.7%
Anglo Irish Bank Corp. PLC	77,400	1,042,134
Australia and New Zealand Banking Group, Ltd.	68,500	1,113,258
Banco Bilbao Vizcaya Argentaria SA	66,700	1,124,295
Banco Santander Central Hispano SA	75,000	928,014
Bank of Ireland	66,500	1,109,325
Barclays PLC	300,000	2,939,200
BNP Paribas SA	15,000	1,083,991
Danske Bank A/S	26,700	833,585
DBS Group Holdings, Ltd.	172,000	1,663,381
HBOS PLC	50,000	759,893
HSBC Holdings PLC	151,780	2,458,353
Mitsubishi Tokyo Financial Group, Inc.	375	3,133,477
Orix Corp.	8,300	1,229,295
Societe Generale	10,300	1,126,147
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	555,045
UBS AG	38,800	3,187,284
		$24,286,677
Beverages — 3.7%
Diageo PLC	90,000	1,241,232
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,860,000
SABMiller PLC	76,000	1,327,144
		$5,428,376
Building Materials — 1.4%
Compagnie de Saint-Gobain	15,000	901,589
Wienerberger AG	24,000	1,114,549
		$2,016,138
Business Services — 2.8%
Mitsubishi Corp.	290,000	4,139,396

1

		$4,139,396
Chemicals — 1.0%
BASF AG	20,000	$1,420,359
		$1,420,359
Computer Software — 0.4%
UbiSoft Entertainment SA (1)	10,000	554,830
		$554,830
Consumer Electronics — 2.5%
Canon, Inc.	57,500	2,836,290
Samsung Electronics Co., Ltd.	1,570	860,393
		$3,696,683
Distribution/Wholesale/Retail — 0.7%
Esprit Holdings, Ltd.	130,000	966,111
		$966,111
Drugs — 6.4%
Novartis AG	41,000	1,999,365
Roche Holding AG	29,500	4,010,984
Sanofi-Aventis ADR	33,000	1,428,900
Serono SA, Class B	1,700	1,147,011
Takeda Pharmaceutical Co., Ltd.	13,000	666,047
		$9,252,307
Engineering and Construction — 1.2%
Vinci SA	22,000	1,784,095
		$1,784,095
Entertainment — 0.9%
Vivendi Universal SA	42,600	1,355,247
		$1,355,247
Financial Services — 4.9%
Acom Co., Ltd.	9,600	600,692
Fortis	35,000	1,023,197
Grupo Financiero Banorte S.A. de C.V.	125,000	1,048,583
ING Groep NV	117,439	3,556,233
LG Card Co., Ltd. (1)	23,000	827,805
		$7,056,510
Foods — 1.0%
Nestle SA	5,500	1,513,744
		$1,513,744
Hotels and Motels — 1.1%
Shangri-La Asia, Ltd.	900,000	1,587,467
		$1,587,467

2

Household Products/Food — 1.2%
Cadbury Schweppes PLC	180,000	$1,730,563
		$1,730,563
Industrial — Conglomerate — 2.7%
Keppel Corp., Ltd.	521,000	3,935,885
		$3,935,885
Insurance — 2.3%
Aviva PLC	91,700	1,053,716
AXA Company	85,900	2,348,748
		$3,402,464
Machinery — 1.7%
Komatsu, Ltd.	270,000	2,542,273
		$2,542,273
Medical Products — 1.0%
Terumo Corp.	50,000	1,401,227
		$1,401,227
Metals — Industrial — 4.2%
BHP Billiton, Ltd.	100,000	1,480,588
Companhia Vale do Rio Doce ADR	55,000	1,531,750
Rio Tinto, Ltd.	82,500	3,061,484
		$6,073,822
Mining — 0.5%
Cameco Corp.	15,000	704,250
		$704,250
Oil and Gas — Integrated — 12.2%
BP PLC	253,264	2,790,265
ENI SPA	75,000	2,128,676
Norsk Hydro ASA	15,000	1,421,117
PetroKazakhstan, Inc., Class A	21,000	885,570
Petroleo Brasileiro SA ADR	45,000	2,057,400
Royal Dutch Shell PLC, Class B	40,859	1,299,163
Statoil ASA	65,000	1,412,962
Total Fina Elf SA	23,000	5,762,084
		$17,757,237
Oil and Gas — Services — 2.9%
Samchully Co., Ltd.	9,000	749,489
Stolt Offshore SA (1)	300,000	3,454,541
		$4,204,030

3

Real Estate — 2.3%
Cheung Kong Holdings, Ltd.	160,000	$1,719,894
Sun Hung Kai Properties, Ltd.	155,000	1,594,242
		$3,314,136
Semiconductors & Semiconductor Equipment — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,000	1,288,500
		$1,288,500
Telecommunication Equipment — 1.0%
Nokia Oyj	90,000	1,435,612
		$1,435,612
Telecommunication Services — 5.7%
BT Group PLC	730,000	2,926,442
Deutsche Telekom AG	48,000	952,753
Philippine Long Distance Telephone Co. ADR	55,300	1,607,571
Vodafone Group PLC	727,954	1,878,237
Vodafone Group PLC ADR	36,000	929,880
		$8,294,883
Tobacco — 2.2%
British American Tobacco PLC	50,000	1,000,837
Japan Tobacco, Inc.	150	2,136,070
		$3,136,907
Transportation — 2.4%
Canadian Pacific Railway, Ltd.	61,000	2,363,473
Cosco Corp., Ltd.	800,000	1,117,960
		$3,481,433
Truck Manufacturer — 1.0%
Volvo AB	35,000	1,465,232
		$1,465,232
Utilities — Electric — 3.6%
British Energy Group PLC (1)	100,000	756,525
Enel SPA	152,000	1,304,107
Iberdrola SA	29,000	738,605
RWE AG	36,000	2,411,546
		$5,210,783
Utilities — Electrical and Gas — 2.0%
E. ON AG	15,340	1,421,763
Endesa SA	34,000	761,796
Scottish and Southern Energy PLC	44,500	766,444
		$2,950,003
Total Common Stocks (identified cost $110,281,249)		$144,953,379

4

Short-Term Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$440	$440,000
Total Short-Term Investments (at amortized cost, $440,000)		$440,000
Total Investments — 100.0% (identified cost $110,721,249)		$145,393,379
Other Assets, Less Liabilities — 0.0%		$53,269
Net Assets — 100.0%		$145,446,648

ADR	—	American Depository Receipt
(1)		Non-income producing security.

5

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Australia	3.9%	$5,655,331
Austria	0.8%	1,114,549
Belgium	0.7%	1,023,197
Brazil	3.6%	5,238,490
Canada	2.7%	3,953,293
Denmark	0.6%	833,585
Finland	1.0%	1,435,612
France	11.7%	17,033,324
Germany	4.3%	6,206,421
Hong Kong	4.0%	5,867,713
Ireland	1.5%	2,151,459
Italy	2.4%	3,432,784
Japan	16.1%	23,476,783
Mexico	2.7%	3,908,583
Netherlands	2.4%	3,556,233
Norway	4.3%	6,288,619
Philippines	1.1%	1,607,571
Republic of Korea	1.7%	2,437,686
Singapore	4.6%	6,717,226
Spain	2.4%	3,552,711
Sweden	1.0%	1,465,232
Switzerland	8.2%	11,858,386
Taiwan	0.9%	1,288,500
United Kingdom	17.1%	24,850,091
Total Common Stocks	99.7%	$144,953,379
Short-Term Investments	0.3%	$440,000

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,721,249
Gross unrealized appreciation	$34,841,474
Gross unrealized depreciation	(169,344)
Net unrealized appreciation	$34,672,130

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income tax basis was $5,846.

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $27,903,765 and the Fund owned approximately 35.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace / Defense — 1.3%
Engineered Support Systems, Inc.	27,200	$1,005,856
		$1,005,856
Applications Software — 3.6%
ANSYS, Inc. (1)	18,100	658,116
Jack Henry & Associates, Inc. Class A	62,500	1,203,750
Kronos, Inc. (1)	19,700	925,900
		$2,787,766
Automobiles — 1.1%
Winnebago Industries	22,100	852,839
		$852,839
Banks - Regional — 3.9%
City National Corp.	18,000	1,315,260
Cullen/Frost Bankers, Inc.	15,900	796,590
Synovus Financial Corp.	32,900	972,853
		$3,084,703
Broadcasting and Radio — 0.7%
Cox Radio, Inc. Class A (1)	34,420	542,115
		$542,115
Building and Development — 1.9%
Hovnanian Enterprises, Inc. (1)	20,600	1,456,008
		$1,456,008
Building Products — 3.2%
Florida Rock Industries, Inc.	32,250	1,770,202
Valspar Corp.	15,500	760,430
		$2,530,632
Business Services - Miscellaneous — 3.3%
Fiserv, Inc. (1)	31,200	1,384,344
SEI Investments Co.	31,500	1,217,790
		$2,602,134
Chemicals — 1.1%
Air Products and Chemicals, Inc.	13,800	824,688
		$824,688
Cosmetics & Toiletries — 1.2%
Alberto-Culver Co.	20,750	936,240
		$936,240

1

Distribution/Wholesale — 3.3%
CDW Corp.	29,200	$1,810,400
Hughes Supply, Inc.	26,700	758,814
		$2,569,214
Electric - Integrated — 2.7%
DPL, Inc.	41,600	1,148,160
OGE Energy Corp.	32,000	972,160
		$2,120,320
Electrical Equipment — 1.7%
Cooper Industries Ltd. Class A	21,100	1,362,638
		$1,362,638
Electronics - Equipment / Instruments — 2.1%
Amphenol Corp. Class A	36,200	1,612,348
		$1,612,348
Entertainment — 1.8%
International Speedway Corp. Class A	24,400	1,418,616
		$1,418,616
Finance - Investment Management — 6.3%
Affiliated Managers Group, Inc. (1)	29,800	2,124,740
Ambac Financial Group, Inc.	15,100	1,084,784
Legg Mason, Inc.	17,200	1,756,980
		$4,966,504
Food - Wholesale / Distribution — 2.3%
Dean Foods Co. (1)	31,500	1,124,550
McCormick & Co., Inc.	19,400	674,732
		$1,799,282
Gas Distribution — 3.2%
AGL Resources, Inc.	36,100	1,388,045
Piedmont Natural Gas Co., Inc.	46,800	1,156,896
		$2,544,941
Healthcare Services — 2.0%
Express Scripts, Inc. (1)	19,500	1,019,850
Omnicare, Inc.	12,700	585,470
		$1,605,320
Household Products — 1.9%
Mohawk Industries, Inc. (1)	17,000	1,492,940
		$1,492,940
Insurance — 1.5%
Markel Corp. (1)	3,400	1,142,400
		$1,142,400

2

Investment Services — 1.5%
A.G. Edwards, Inc.	25,800	$1,142,940
		$1,142,940
Machinery - Industrial — 1.7%
Graco, Inc.	34,200	1,307,466
		$1,307,466
Manufacturing — 4.3%
Dover Corp.	25,300	1,043,878
Jacobs Engineering Group, Inc. (1)	19,200	1,130,496
Pentair, Inc.	30,800	1,237,236
		$3,411,610
Medical Devices — 2.1%
Varian Medical Systems, Inc. (1)	42,500	1,668,550
		$1,668,550
Medical Products — 7.4%
Beckman Coulter, Inc.	16,300	885,742
Biomet, Inc.	37,240	1,419,961
C.R. Bard, Inc.	15,800	1,055,282
Patterson Companies, Inc. (1)	22,400	999,040
Respironics, Inc. (1)	38,500	1,459,150
		$5,819,175
Medical Services/Supplies — 1.2%
DENTSPLY International, Inc.	17,300	964,475
		$964,475
Multi-Utilities — 1.8%
Questar Corp.	19,800	1,389,564
		$1,389,564
Office Electronics/Technology — 1.1%
Zebra Technologies Corp. Class A (1)	22,675	884,325
		$884,325
Oil and Gas - Equipment and Services — 2.5%
National Oilwell Varco, Inc. (1)	37,200	1,947,420
		$1,947,420
Oil and Gas - Exploration and Production — 4.0%
EOG Resources, Inc.	21,600	1,319,760
Newfield Exploration Co. (1)	43,600	1,852,564
		$3,172,324
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	34,000	1,330,760
		$1,330,760

3

Printing and Business Products — 1.8%
Lexmark International, Inc. Class A (1)	22,200	$1,391,940
		$1,391,940
Publishing — 2.0%
E.W. Scripps Co.	31,400	1,586,642
		$1,586,642
REITS — 1.3%
Developers Diversified Realty Corp.	21,300	1,036,671
		$1,036,671
Retail - Discount — 1.4%
Dollar General Corp.	54,300	1,103,376
		$1,103,376
Retail - Restaurants — 1.4%
Sonic Corp. (1)	35,900	1,088,129
		$1,088,129
Retail - Specialty and Apparel — 3.2%
Bed Bath and Beyond, Inc. (1)	38,900	1,785,510
Ross Stores, Inc.	26,000	689,000
		$2,474,510
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc.	42,050	1,306,494
		$1,306,494
Specialty Chemicals and Materials — 1.8%
Ecolab, Inc.	43,100	1,447,298
		$1,447,298
Transportation — 4.2%
C.H. Robinson Worldwide, Inc.	25,000	1,564,250
Expeditors International of Washington, Inc.	32,200	1,772,610
		$3,336,860
Total Common Stocks (identified cost $61,747,440)		$77,068,033
Total Investments — 98.2% (identified cost $61,747,440)		$77,068,033
Other Assets, Less Liabilities — 1.8%		$1,448,052
Net Assets — 100.0%		$78,516,085

(1)	Non-income producing security.

4

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,747,440
Gross unrealized appreciation	$16,057,280
Gross unrealized depreciation	(736,687)
Net unrealized appreciation	$15,320,593

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund   as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $62,632,845 and the Fund owned approximately 46.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Opportunity Portfolio                                                                                as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace-Equipment — 1.3%
Precision Castparts Corp.	20,000	$1,799,600
		$1,799,600
Airlines — 0.4%
Westjet Airlines Ltd. (1)	45,000	480,852
		$480,852
Banks — 2.0%
Commerce Bancorp, Inc.	78,000	2,646,540
		$2,646,540
Biotechnology — 1.0%
Amgen, Inc. (1)	16,000	1,276,000
		$1,276,000
Broadcasting and Cable — 1.2%
Central European Media Enterprises Ltd. (1)	33,000	1,594,560
		$1,594,560
Building and Construction — 1.2%
D.R. Horton, Inc.	28,000	1,150,240
Trex Company, Inc. (1)	16,917	497,360
		$1,647,600
Business Services — 1.4%
Focus Media Holding Ltd. ADR (1)	4,897	94,414
Gartner, Inc. (1)	110,000	1,140,700
Greenfield Online, Inc. (1)	50,806	690,962
		$1,926,076
Chemicals — 3.7%
Mosaic Co. (1)	75,000	1,305,000
Potash Corporation of Saskatchewan, Inc.	35,000	3,729,600
		$5,034,600
Communications Equipment — 1.0%
Corning, Inc. (1)	69,000	1,314,450
Enterasys Networks, Inc. (1)	577	635
		$1,315,085
Computer Services — 0.7%
Kanbay International, Inc. (1)	36,892	817,527
Syntel, Inc.	8,400	161,280
		$978,807

1

Computer Software — 2.2%
Cognos, Inc. (1)	15,000	$586,800
Compuware Corp. (1)	169,000	1,424,670
Magma Design Automation, Inc. (1)	100,000	960,000
		$2,971,470
Computers-Integrated Systems — 2.7%
McDATA Corp., Class B (1)	310,000	1,385,700
Research in Motion Ltd. (1)	32,200	2,275,252
		$3,660,952
Consumer Services — 1.0%
Weight Watchers International, Inc. (1)	23,000	1,306,860
		$1,306,860
Education — 0.5%
Lincoln Educational Services Corp. (1)	36,736	729,210
		$729,210
Electronic Components — 0.9%
Vishay Intertechnology, Inc. (1)	90,000	1,261,800
		$1,261,800
Energy — 2.4%
British Energy Group PLC (1)	351,000	2,655,404
Ormat Technologies, Inc.	31,700	599,447
		$3,254,851
Entertainment — 4.8%
Six Flags, Inc. (1)	260,000	1,365,000
WMS Industries, Inc. (1)	154,300	5,028,637
		$6,393,637
Financial Services — 6.4%
Countrywide Financial Corp.	19,000	684,000
E*Trade Financial Corp. (1)	192,000	2,977,920
First Marblehead Corp. (1)	39,000	1,355,250
IndyMac Bancorp, Inc.	30,000	1,308,300
MarketAxess Holdings, Inc. (1)	86,900	951,555
OptionsXpress Holdings, Inc.	1,000	16,220
SFE Corp. Ltd.	76,000	637,798
Student Loan Corp.	3,100	671,925
		$8,602,968
Gaming — 7.4%
PartyGaming PLC (1)	1,635,000	4,979,945
Sportingbet PLC (1)	759,000	4,958,516
		$9,938,461

2

Health Care Services — 4.9%
Amedisys, Inc. (1)	31,200	$1,221,168
Caremark Rx, Inc. (1)	30,000	1,337,400
DaVita, Inc. (1)	75	3,543
Laboratory Corporation of America Holdings (1)	24,000	1,216,080
McKesson Corp.	30,000	1,350,000
United Surgical Partners International, Inc. (1)	150	5,401
WellPoint, Inc. (1)	20,000	1,414,800
		$6,548,392
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Entertainment, Inc.	8,000	629,920
		$629,920
Insurance — 2.0%
Progressive Corp.	100	9,969
UnumProvident Corp.	142,000	2,719,300
		$2,729,269
Internet Services — 6.5%
CheckFree Corp. (1)	40,000	1,354,400
eResearch Technology, Inc. (1)	40,000	602,000
Google, Inc., Class A (1)	10,000	2,877,600
i2 Technologies, Inc. (1)	75,000	1,607,250
Yahoo!, Inc. (1)	70,000	2,333,800
		$8,775,050
Medical Products — 6.6%
Align Technology, Inc. (1)	255,000	1,662,600
Biosite, Inc. (1)	9,300	512,290
Celgene Corp. (1)	47,000	2,248,950
Cooper Co., Inc.	19,000	1,305,300
Fisher Scientific International, Inc. (1)	20,000	1,341,000
Henry Schein, Inc. (1)	28,000	1,208,760
I-Flow Corp. (1)	18,808	280,239
Shamir Optical Industry Ltd. (1)	18,000	257,400
		$8,816,539
Mining — 1.5%
Gammon Lake Resources, Inc. (1)	45,000	307,800
Peabody Energy Corp.	25,000	1,643,500
		$1,951,300
Oil and Gas-Equipment and Services — 1.0%
Halliburton Co.	23,000	1,289,150
		$1,289,150
Oil and Gas-Exploration and Production — 5.0%
Bankers Petroleum Ltd. (1)	1,000	1,093
Goodrich Petroleum Corp. (1)	38,721	849,151

3

Niko Resources Ltd.	45,000	$2,037,196
Southwestern Energy Co. (1)	40,000	2,204,400
Vintage Petroleum, Inc.	45,000	1,580,850
		$6,672,690
Personal Products — 1.8%
Avon Products, Inc.	40,000	1,308,400
Gillette Co.	20,000	1,073,400
		$2,381,800
Pharmaceuticals — 2.2%
American Pharmaceutical Partners, Inc. (1)	37,179	1,687,555
Shire Pharmaceuticals Group PLC ADR	36,000	1,260,000
		$2,947,555
Real Estate — 0.1%
ZipRealty, Inc. (1)	10,000	137,700
		$137,700
Retail-Food and Drug — 3.3%
CVS Corp.	70,000	2,172,100
Walgreen Co.	47,000	2,249,420
		$4,421,520
Retail-Specialty — 3.3%
DSW, Inc., Class A (1)	5,573	147,684
Eddie Bauer Holdings, Inc. (1)	1,000	27,550
Nu Skin Enterprises, Inc., Class A	27,000	637,740
Pep Boys-Manny, Moe & Jack	1,000	13,590
Petco Animal Supplies, Inc. (1)	40,000	1,114,800
PETsMART, Inc.	38,000	1,130,500
RONA, Inc. (1)	46,724	928,039
Tweeter Home Entertainment Group, Inc. (1)	131,000	438,850
		$4,438,753
Semiconductors — 9.3%
Atheros Communications, Inc. (1)	288,000	3,101,760
Cirrus Logic, Inc. (1)	232,000	1,733,040
Intel Corp.	43,000	1,167,020
International Rectifier Corp. (1)	92,000	4,328,600
LSI Logic Corp. (1)	93,000	907,680
Sigmatel, Inc. (1)	32,000	640,960
Veeco Instruments, Inc. (1)	30,000	606,600
		$12,485,660
Telecommunications-Services — 0.0%
Philippine Long Distance Telephone Co. ADR	1,000	29,070
		$29,070

4

Wireless Communications — 5.7%
NII Holdings, Inc., Class B (1)	77,000	$5,731,880
Novatel Wireless, Inc. (1)	162,000	1,948,860
		$7,680,740
Total Common Stocks (identified cost $107,419,187)		$128,755,037

Short-Term Investments — 10.8%

	Principal
	Amount
Security	(000’s omitted)	Value
American General Finance Corp., Commercial Paper, 3.25%, 8/2/05	3,000	2,999,187
General Electric Capital Corp., Commercial Paper, 3.29%, 8/1/05	5,585	5,583,979
HSBC Finance Corp., Commercial Paper, 3.30%, 8/4/05	4,000	3,998,167
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $14,581,333)		$14,581,333
Total Investments — 106.7% (identified cost $122,000,520)		$143,336,370

Securities Sold Short — (1.7)%

Security	Shares	Value
Yahoo!, Inc.	70,000	(2,333,800)
Total Securities Sold Short (proceeds $1,144,289)		$(2,333,800)
Other Assets, Less Liabilities — (5.0)%		$(6,713,632)
Net Assets — 100.0%		$134,288,938

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,000,520
Gross unrealized appreciation	$23,818,934
Gross unrealized depreciation	(2,483,084)
Net unrealized appreciation	$21,335,850

5

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $99,895,036 and the Fund owned approximately 60.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $35,058,573 and the Fund owned approximately 21.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 2.4%
Aviall, Inc. (1)	46,000	$1,557,100
DRS Technologies, Inc.	31,700	1,648,400
Teledyne Technologies, Inc. (1)	21,500	815,925
		$4,021,425
Air Freight & Logistics — 0.7%
UTI Worldwide, Inc. (2)	16,400	1,170,304
		$1,170,304
Auto and Parts — 1.1%
Cooper Tire and Rubber Co.	43,300	871,196
O’Reilly Automotive, Inc. (1)	28,100	906,506
		$1,777,702
Beverages — 1.5%
Cott Corp. (1)(2)	44,000	1,020,800
Hansen Natural Corp. (1)	16,115	1,489,026
		$2,509,826
Biotechnology — 3.2%
Abgenix, Inc. (1)	194,000	2,011,780
Affymetrix, Inc. (1)	14,300	667,667
Invitrogen Corp. (1)	19,200	1,646,784
United Therapeutics Corp. (1)	17,400	928,290
		$5,254,521
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	15,400	1,098,020
Greenhill & Co., Inc.	40,800	1,565,088
		$2,663,108
Chemicals — 1.0%
Agrium, Inc. (2)	45,900	1,049,733
H.B. Fuller Co.	16,800	580,104
		$1,629,837
Commercial Services & Supplies — 1.1%
Harland (John H.) Co.	13,200	509,916
Healthcare Services Group, Inc.	34,350	629,292
Weight Watchers International, Inc. (1)	11,600	659,112
		$1,798,320
Communications Equipment — 0.9%
ECI Telecom, Ltd. (1)(2)	69,500	563,645
NICE Systems, Ltd. ADR (1)(2)	23,600	992,852
		$1,556,497

1

Computers & Peripherals — 2.5%
Mercury Computer Systems, Inc. (1)	30,200	$836,540
Mobility Electronics, Inc. (1)	49,200	570,720
Novatel Wireless, Inc. (1)	144,900	1,743,147
Trident Microsystems, Inc. (1)	31,300	1,021,632
		$4,172,039
Consumer Finance — 0.7%
Student Loan Corp., (The)	5,100	1,105,425
		$1,105,425
Diversified Telecommunication Services — 0.6%
PanAmSat Holding Corp.	48,392	979,938
		$979,938
Electric Utilities — 1.3%
ALLETE, Inc.	20,100	971,232
Westar Energy, Inc.	47,500	1,155,675
		$2,126,907
Electrical Equipment — 1.4%
AMETEK, Inc.	34,900	1,437,880
Roper Industries, Inc.	11,500	882,625
		$2,320,505
Electronic Equipment & Instruments — 0.5%
Trimble Navigation, Ltd. (1)	22,300	868,808
		$868,808
Financial Services — 0.8%
Moneygram International, Inc.	61,000	1,283,440
		$1,283,440
Food & Staples Retailing — 0.9%
Longs Drugstores Corp.	24,900	1,080,411
Spartan Stores, Inc. (1)	32,100	391,620
		$1,472,031
Health Care Equipment & Supplies — 8.2%
ArthroCare Corp. (1)	29,300	1,071,501
Aspect Medical Systems, Inc. (1)	35,900	1,184,700
CONMED Corp. (1)	30,800	927,388
DJ Orthopedics, Inc. (1)	46,800	1,148,004
Hologic, Inc. (1)	36,500	1,664,035
Immucor, Inc. (1)	62,775	1,724,429
Intuitive Surgical, Inc. (1)	18,100	1,256,140
Kyphon, Inc. (1)	37,400	1,519,936
Respironics, Inc. (1)	45,600	1,728,240
Ventana Medical Systems, Inc. (1)	30,400	1,305,984
		$13,530,357

2

Health Care Providers & Services — 6.7%
Community Health Systems, Inc. (1)	26,400	$1,019,304
Health Net, Inc. (1)	42,700	1,656,760
Healthtronics, Inc. (1)	58,000	747,040
LabOne, Inc. (1)	40,200	1,512,726
LifePoint Hospitals, Inc. (1)	22,800	1,066,128
Pediatrix Medical Group, Inc. (1)	13,000	1,019,460
Psychiatric Solutions, Inc. (1)	32,600	1,570,668
United Surgical Partners International, Inc. (1)	40,500	1,458,405
VCA Antech, Inc. (1)	40,000	949,600
		$11,000,091
Hotels, Restaurants & Leisure — 7.7%
Aztar Corp. (1)	27,700	921,856
Cheesecake Factory, Inc. (The) (1)	38,800	1,387,488
Choice Hotels International, Inc.	22,100	1,465,672
Gaylord Entertainment Co. (1)	33,600	1,610,784
Mikohn Gaming Corp. (1)	77,000	1,078,000
P.F. Chang’s China Bistro, Inc. (1)	27,400	1,561,526
Penn National Gaming, Inc. (1)	20,704	740,168
Red Robin Gourmet Burgers, Inc. (1)	19,700	1,182,788
Sonic Corp. (1)	47,500	1,439,725
Station Casinos, Inc.	17,700	1,300,065
		$12,688,072
Household Durables — 0.6%
Jarden Corp. (1)	24,750	949,410
		$949,410
Insurance — 1.1%
Philadelphia Consolidated Holding Corp. (1)	12,300	1,021,146
Stewart Info Services Corp.	18,400	865,904
		$1,887,050
Internet Software & Services — 3.3%
CryptoLogic, Inc. (2)	42,200	1,188,352
eCollege.com, Inc. (1)	37,400	444,312
eResearch Technology, Inc. (1)	35,322	531,596
i2 Technologies, Inc. (1)	128,700	2,758,041
SINA Corp. (1)(2)	20,700	575,667
		$5,497,968
IT Services — 5.3%
Anteon International Corp. (1)	28,100	1,319,295
Cognizant Technology Solutions Corp. (1)	16,900	829,452
CSG Systems International, Inc. (1)	69,000	1,286,850
Euronet Worldwide, Inc. (1)	62,900	1,850,204
ManTech International Corp., Class A (1)	25,000	787,750

3

SI International, Inc. (1)	28,400	$894,884
SRA International, Inc., Class A (1)	46,600	1,733,520
		$8,701,955
Machinery — 1.5%
ESCO Technologies, Inc. (1)	5,600	613,872
Joy Global, Inc.	45,200	1,856,364
		$2,470,236
Media — 1.9%
Central European Media Enterprises, Ltd. (1)(2)	64,400	3,111,808
		$3,111,808
Metals-Industrial — 0.1%
Formation Capital Corp. (1)(2)(3)(4)	400,000	104,409
		$104,409
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	101,100	1,601,424
		$1,601,424
Oil, Gas & Consumable Fuels — 8.1%
Alon USA Energy, Inc. (1)	24,274	430,864
Denbury Resources, Inc. (1)	44,300	2,073,240
Goodrich Petroleum Corp. (1)	81,566	1,788,742
Peabody Energy Corp.	41,100	2,701,914
Quicksilver Resources, Inc. (1)	36,900	1,563,084
Southwestern Energy Co. (1)	47,900	2,639,769
Vintage Petroleum, Inc.	64,500	2,265,885
		$13,463,498
Personal Products — 1.4%
Chattem, Inc. (1)	30,415	1,385,707
Nu Skin Enterprises, Inc., Class A	42,800	1,010,936
		$2,396,643
Pharmaceuticals — 1.1%
MGI Pharma, Inc. (1)	36,800	1,004,640
Penwest Pharmaceuticals Co. (1)	69,500	779,095
		$1,783,735
Real Estate — 2.1%
Strategic Hotel Capital, Inc.	71,200	1,349,240
Taubman Centers, Inc.	42,500	1,510,450
Trizec Properties, Inc.	31,100	683,267
		$3,542,957
Semiconductors & Semiconductor Equipment — 7.2%
Atheros Communications, Inc. (1)	160,000	1,723,200
Cree, Inc. (1)	29,300	868,745
International Rectifier Corp. (1)	59,700	2,808,885

4

Intersil Corp., Class A	101,700	$1,969,929
NVIDIA Corp. (1)	46,700	1,263,702
Sigmatel, Inc. (1)	60,900	1,219,827
Veeco Instruments, Inc. (1)	99,900	2,019,978
		$11,874,266
Software — 5.2%
Activision, Inc. (1)	90,300	1,836,702
Intellisync Corp. (1)	295,200	752,760
MICROS Systems, Inc. (1)	33,100	1,421,645
NAVTEQ, Corp. (1)	15,900	699,123
Progress Software Corp. (1)	21,000	652,890
Quest Software, Inc. (1)	115,700	1,648,725
SS&C Technologies, Inc.	20,700	753,894
VASCO Data Security International, Inc. (1)	74,500	871,650
		$8,637,389
Specialty Retail — 6.0%
A.C. Moore Arts and Crafts, Inc. (1)	29,200	838,916
Advance Auto Parts, Inc. (1)	24,300	1,675,728
Chico’s FAS, Inc. (1)	28,700	1,151,157
DSW, Inc., Class A (1)	60,576	1,605,264
GameStop Corp., Class A (1)	44,900	1,542,315
Hibbet Sporting Goods, Inc. (1)	28,800	1,152,864
Petco Animal Supplies, Inc. (1)	34,100	950,367
Urban Outfitters, Inc. (1)	16,000	971,360
		$9,887,971
Surface Transport — 0.4%
Laidlaw International, Inc.	25,700	660,490
		$660,490
Textiles, Apparel & Luxury Goods — 1.2%
Gildan Activewear, Inc. (1)(2)	25,164	738,312
Quiksilver, Inc. (1)	74,800	1,255,892
		$1,994,204
Thrifts & Mortgage Finance — 1.1%
IndyMac Bancorp, Inc.	42,900	1,870,869
		$1,870,869
Trading Companies & Distributors — 0.5%
Watsco, Inc.	17,900	847,744
		$847,744

5

Wireless Telecommunication Services — 3.5%
Nextel Partners, Inc., Class A (1)	80,900	$2,014,410
NII Holdings, Inc., Class B (1)	51,100	3,803,884
		$5,818,294
Total Common Stocks (identified cost $133,328,898)		$161,031,473

Warrants — 0.1%

Security	Shares	Value
Metals-Gold — 0.1%
Western Exploration and Development, Ltd. (1)(3)(4)	600,000	$180,000
		$180,000
Total Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals-Gold — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 3.29%, 8/1/05	$1,262	$1,261,999
Total Commercial Paper (at amortized cost, $1,261,999)		$1,261,999

6

Short-Term Investments — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.5% (identified cost $137,150,897)		$164,529,472
Other Assets, Less Liabilities — 0.5%		$780,522
Net Assets — 100.0%		$165,309,994

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	93.6%	$154,013,590
Canada	2.5%	4,101,606
Bermuda	1.9%	3,111,808
Israel	0.9%	1,556,497
United Kingdom	0.7%	1,170,304
Cayman Islands	0.4%	575,667
Total	100.0%	$164,529,472

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$137,150,897
Gross unrealized appreciation	$28,941,826
Gross unrealized depreciation	(1,563,251)
Net unrealized appreciation	$27,378,575

7

Restricted Securities

At July 31, 2005, the Portfolio owned the following securities (representing 0.21% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$104,409
			$88,260	$104,409
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	80,000	56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

8

Eaton Vance Tax-Managed Small-Cap Value Fund   as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $29,636,267 and the Fund owned approximately 53% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio                                                                                           as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Auto Related — 3.5%
BorgWarner, Inc.	34,000	$1,977,780
		$1,977,780
Cement — 3.1%
Lafarge North America, Inc.	24,500	1,709,610
		$1,709,610
Chemical — 3.5%
RPM, Inc.	104,400	1,957,500
		$1,957,500
Computer / Communications Related — 2.2%
International Rectifier Corp. (1)	26,000	1,223,300
		$1,223,300
Construction / Engineering — 2.4%
Granite Construction, Inc.	40,000	1,368,800
		$1,368,800
Electrical Equipment — 3.0%
Belden CDT, Inc.	77,000	1,709,400
		$1,709,400
Electronics — 2.5%
Bel Fuse, Inc. Class B	33,400	1,097,858
Technitrol, Inc.	23,000	297,620
		$1,395,478
Energy — 17.0%
Cimarex Energy Co. (1)	14,500	608,130
Maverick Tube Corp. (1)	52,900	1,754,693
Newfield Exploration Co. (1)	51,800	2,200,982
Piedmont Natural Gas Co., Inc.	74,000	1,829,280
Questar Corp.	20,500	1,438,690
Spinnaker Exploration Co. (1)	43,000	1,687,320
		$9,519,095
Food Wholesalers / Retailers — 3.6%
Performance Food Group Co. (1)	48,000	1,441,440
SUPERVALU, Inc.	16,500	584,100
		$2,025,540
Household Products — 5.1%
Church & Dwight Co., Inc.	72,500	2,722,375
Libbey, Inc.	6,700	117,585
		$2,839,960

1

Industrial Products — 10.5%
A.O. Smith Corp.	46,500	$1,255,500
Albany International Corp., Class A	53,100	1,860,624
CLARCOR, Inc.	22,000	686,400
Teleflex, Inc.	31,000	2,056,230
		$5,858,754
Insurance — 5.8%
Protective Life Corp.	46,000	2,003,760
Scottish Re Group Ltd.	52,000	1,250,600
		$3,254,360
Medical Services / Supplies — 10.1%
CONMED Corp. (1)	44,000	1,324,840
Mentor Corp.	18,200	905,450
Owens & Minor, Inc.	38,400	1,138,176
PolyMedica Corp.	40,000	1,404,800
West Pharmaceutical Services, Inc.	32,000	880,320
		$5,653,586
Packaging — 5.2%
AptarGroup, Inc.	41,500	2,068,775
Tupperware Corp.	40,000	853,200
		$2,921,975
Restaurant — 7.1%
Applebee’s International, Inc.	28,500	755,535
CBRL Group, Inc.	40,000	1,566,800
Landry’s Restaurants, Inc.	30,700	956,305
Outback Steakhouse, Inc.	15,000	698,700
		$3,977,340
Retailing — 5.2%
BJ’s Wholesale Club, Inc. (1)	47,000	1,498,830
Claire’s Stores, Inc.	56,000	1,422,960
		$2,921,790
Toy — 2.8%
RC2 Corp. (1)	38,500	1,571,185
		$1,571,185
Transportation — 6.4%
Arkansas Best Corp.	58,000	1,989,400
Yellow Roadway Corp. (1)	30,000	1,587,300
		$3,576,700

2

Total Common Stocks (identified cost $37,139,043)	$55,462,153
Total Investments — 99.0% (identified cost $37,139,043)	$55,462,153
Other Assets, Less Liabilities — 1.0%	$568,436
Net Assets — 100.0%	$56,030,589

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,139,043
Gross unrealized appreciation	$18,414,705
Gross unrealized depreciation	(91,595)
Net unrealized appreciation	$18,323,110

3

Eaton Vance Tax-Managed Value  Fund  as of July 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2005, the value of the Fund’s investment in the Portfolio was $843,702,069 and the Fund owned approximately 89.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace and Defense — 2.4%
General Dynamics Corp.	100,000	$11,519,000
Northrop Grumman Corp.	200,000	11,090,000
		$22,609,000
Auto Parts and Equipment — 1.1%
BorgWarner, Inc.	175,000	10,179,750
		$10,179,750
Banks - Regional — 9.4%
Bank of America Corp.	450,000	19,620,000
Marshall & Ilsley Corp.	125,000	5,740,000
SunTrust Banks, Inc.	175,000	12,726,000
TCF Financial Corp.	300,000	8,241,000
U.S. Bancorp	200,000	6,012,000
Wachovia Corp.	250,000	12,595,000
Washington Mutual, Inc.	150,000	6,372,000
Wells Fargo & Co.	275,000	16,868,500
		$88,174,500
Beverages — 0.6%
Anheuser-Busch Cos., Inc.	125,000	5,543,750
		$5,543,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	11,354,400
		$11,354,400
Communications Services — 3.6%
Alltel Corp.	125,000	8,312,500
Sprint Nextel Corp.	300,000	8,070,000
Verizon Communications, Inc.	500,000	17,115,000
		$33,497,500
Computers and Business Equipment — 3.7%
Hewlett-Packard Co.	500,000	12,310,000
International Business Machines Corp.	200,000	16,692,000
NCR Corp. (1)	160,000	5,553,600
		$34,555,600
Conglomerates — 0.8%
Tyco International Ltd. (2)	250,000	7,617,500
		$7,617,500
Consumer Services — 1.5%
Cendant Corp.	650,000	13,884,000
		$13,884,000

1

Diversified Manufacturing — 0.7%
Eaton Corp.	100,000	$6,534,000
		$6,534,000
Electric Utilities — 6.4%
Dominion Resources, Inc.	200,000	14,772,000
Entergy Corp.	176,000	13,717,440
Exelon Corp.	400,000	21,408,000
FPL Group, Inc.	250,000	10,780,000
		$60,677,440
Electronic Equipment & Instruments — 0.4%
Flextronics International Ltd. (1)(2)	275,000	3,723,500
		$3,723,500
Financial Services — 7.6%
American Express Co.	125,000	6,875,000
Citigroup, Inc.	400,000	17,400,000
Countrywide Financial Corp.	500,000	18,000,000
First American Corp.	100,000	4,395,000
Freddie Mac	100,000	6,328,000
J.P.Morgan Chase & Co.	400,000	14,056,000
Principal Financial Group, Inc.	100,000	4,395,000
		$71,449,000
Foods — 1.8%
Nestle SA (2)	60,000	16,513,566
		$16,513,566
Health Care Services — 1.0%
Medco Health Solutions, Inc. (1)	200,000	9,688,000
		$9,688,000
Home Builders — 1.1%
Lennar Corp., Class A	150,000	10,090,500
		$10,090,500
Household Products — 1.2%
Kimberly-Clark Corp.	185,000	11,795,600
		$11,795,600
Insurance — 5.4%
Allstate Corp.	175,000	10,720,500
MetLife, Inc.	300,000	14,742,000
Progressive Corp.	100,000	9,969,000
Prudential Financial, Inc.	225,000	15,052,500
		$50,484,000

2

Investment Services — 5.4%
Franklin Resources, Inc.	75,000	$6,061,500
Goldman Sachs Group, Inc.	150,000	16,122,000
Lehman Brothers Holdings, Inc.	135,000	14,192,550
Merrill Lynch & Co., Inc.	250,000	14,695,000
		$51,071,050
Machinery — 2.5%
Caterpillar, Inc.	200,000	10,782,000
Deere & Co.	175,000	12,867,750
		$23,649,750
Managed Care — 0.6%
WellPoint, Inc. (1)	75,000	5,305,500
		$5,305,500
Media — 2.5%
Time Warner, Inc. (1)	900,000	15,318,000
Viacom, Inc., Class B	250,000	8,372,500
		$23,690,500
Medical - Drugs — 3.9%
Pfizer, Inc.	700,000	18,550,000
Wyeth	400,000	18,300,000
		$36,850,000
Medical-Lab Products & Services — 1.1%
Fisher Scientific International, Inc. (1)	150,000	10,057,500
		$10,057,500
Metals - Industrial — 2.9%
Alcoa, Inc.	325,000	9,116,250
Peabody Energy Corp.	150,000	9,861,000
Phelps Dodge Corp.	75,000	7,983,750
		$26,961,000
Motorcycle Manufacturing — 0.5%
Harley-Davidson, Inc.	85,000	4,521,150
		$4,521,150
Oil and Gas - Equipment and Services — 1.6%
GlobalSantaFe Corp.	150,000	6,748,500
Transocean Sedco Forex, Inc. (1)	150,000	8,464,500
		$15,213,000
Oil and Gas - Exploration and Production — 2.8%
Apache Corp.	200,000	13,680,000
Burlington Resources, Inc.	200,000	12,822,000
		$26,502,000

3

Oil and Gas - Integrated — 9.3%
ChevronTexaco Corp.	325,000	$18,853,250
ConocoPhillips	300,000	18,777,000
Exxon Mobil Corp.	350,000	20,562,500
Marathon Oil Corp.	150,000	8,754,000
Occidental Petroleum Corp.	250,000	20,570,000
		$87,516,750
Oil and Gas - Refinery — 1.3%
Valero Energy Corp.	150,000	12,417,000
		$12,417,000
Paper and Forest Products — 1.5%
Weyerhaeuser Co.	200,000	13,796,000
		$13,796,000
REITS — 3.1%
AMB Property Corp.	110,000	5,058,900
AvalonBay Communities, Inc.	75,000	6,567,000
General Growth Properties, Inc.	125,000	5,747,500
Public Storage, Inc.	75,000	5,006,250
Vornado Realty Trust	75,000	6,648,000
		$29,027,650
Restaurants — 1.0%
McDonald’s Corp.	300,000	9,351,000
		$9,351,000
Retail - General — 1.3%
J.C. Penney Company, Inc.	225,000	12,631,500
		$12,631,500
Retail - Home Improvement — 1.3%
Home Depot, Inc.	275,000	11,965,250
		$11,965,250
Retail - Specialty and Apparel — 0.8%
Target Corporation	75,000	4,406,250
TJX Companies, Inc.	150,000	3,526,500
		$7,932,750
Tobacco — 2.1%
Altria Group, Inc.	300,000	20,088,000
		$20,088,000
Transport - Services — 0.7%
FedEx Corp.	75,000	6,306,750
		$6,306,750

4

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	250,000	$13,562,500
		$13,562,500
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	350,000	9,040,500
		$9,040,500
Total Common Stocks (identified cost $653,588,676)		$925,828,706

Short-Term Investments — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., Commercial Paper, 3.29%, 8/1/05	$14,928	$14,927,999
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $16,927,999)		$16,927,999
Total Investments — 100.3% (identified cost $670,516,675)		$942,756,705
Other Assets, Less Liabilities — (0.3)%		$(2,356,766)
Net Assets — 100.0%		$940,399,939

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$670,516,675
Gross unrealized appreciation	$273,364,762
Gross unrealized depreciation	(1,124,732)
Net unrealized appreciation	$272,240,030

The net unrealized depreciation on foreign currency was $2,462.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	September 27, 2005